UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Variable
Investment Fund,
Appreciation Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Appreciation Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Appreciation Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Variable Investment Fund, Appreciation Portfolio’s Initial shares produced a total return of 6.89%, and its Service shares produced a total return of 6.77%.1 In comparison, the total return of the fund’s benchmark, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”), was 13.82% for the same period.2

Stocks generally rallied over the reporting period as investors responded to improved economic data.The fund produced lower returns than its benchmark, mainly due to overweighted exposure to the lagging energy sector.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.To pursue these goals, the fund normally invests at least 80% of its assets in common stocks.The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries.The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

Recovering Economy Fueled Market Gains

The year 2013 began in the wake of uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to improved U.S. employment and housing market trends, and to aggressively accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and other central banks.As a result, by mid-May the S&P 500 Index reached a new record high.

However, in late May remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than many had expected. As a result, most financial markets encountered heightened volatility as investors anticipated a more moderately accommodative monetary policy. Market turbulence in late May and June erased some of the market’s previous gains, and investors began to turn away from relatively conservative, dividend-paying stocks and toward those considered more economically sensitive.

Allocation Strategy Weighed on Fund Results

The fund’s longstanding emphasis on the energy sector proved counterproductive during the reporting period when large, integrated energy producers struggled amid a slow global growth backdrop. In the information technology sector, consumer electronics giant Apple fell sharply as competitive pressures intensified and profit margins narrowed.

The fund’s holdings of consumer staples companies lagged market averages despite solid underlying fundamentals when investors favored industry groups that tend to be more sensitive to the recovering domestic economy. In the materials sector, commodities producers Rio Tinto,ADR and Freeport-McMoRan Copper & Gold were undermined by slackening demand for construction materials in the emerging markets.

Lack of exposure to the utilities and telecommunications sectors helped avoid relative weakness in both industry groups. Among individual stocks, investment manager BlackRock advanced along with the financial markets. Media firms Walt Disney and News Corp. responded well to rising consumer sentiment and spending. In the health care sector, medical devices maker Johnson & Johnson and pharmaceutical developer Roche Holding, ADR reported higher earnings and rallied from attractive valuations.

4

The fund’s portfolio remained relatively constant over the first half of 2013, as changes were limited to a new position in cable television provider Comcast, Cl.A and the elimination of Brazilian fast food franchisee Arcos Dorados Holdings, Cl.A.

A Constructive Outlook

Despite recent concerns regarding the likely tapering of the Fed’s quantitative easing program later this year, monetary policies throughout the world remain accommodative and seem to be producing the desired results.We have been encouraged by recent improvements in U.S. economic data, inflation remains subdued, and many companies have shored up their balance sheets with large cash balances that can be used more productively through mergers and acquisitions, capital investments, share buyback programs, and higher dividends.Therefore, we have maintained our focus on high-quality, multinational companies with strong balance sheets, dominant brands, and above-average earnings and dividend growth characteristics.

July 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund,
Appreciation Portfolio made available through insurance products may be similar to other funds managed by Dreyfus.
However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s® 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in an index.
3 Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components)
funds can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund,Appreciation Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.16	$5.43
Ending value (after expenses)	$1,068.90	$1,067.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.06	$5.31
Ending value (after expenses)	$1,020.78	$1,019.54

† Expenses are equal to the fund’s annualized expense ratio of .81% for Initial Shares and 1.06% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—98.6%	Shares	Value ($)
Capital Goods—3.5%
Caterpillar	94,400	7,787,056
General Electric	194,800	4,517,412
United Technologies	89,000	8,271,660
		20,576,128
Consumer Services—3.3%
McDonald’s	195,900	19,394,100
Diversified Financials—4.7%
BlackRock	31,000	7,962,350
Franklin Resources	41,000	5,576,820
JPMorgan Chase & Co.	267,300	14,110,767
		27,649,937
Energy—18.7%
Chevron	210,900	24,957,906
ConocoPhillips	165,100	9,988,550
Exxon Mobil	328,364	29,667,687
Imperial Oil	100,000	3,821,000
Occidental Petroleum	163,100	14,553,413
Phillips 66	92,550	5,452,121
Royal Dutch Shell, Cl. A, ADR	197,500	12,600,500
Statoil, ADR	145,000	3,000,050
Total, ADR	134,400	6,545,280
		110,586,507
Food & Staples Retailing—1.8%
Walgreen	134,300	5,936,060
Whole Foods Market	90,200	4,643,496
		10,579,556
Food, Beverage & Tobacco—24.0%
Altria Group	476,100	16,658,739
Coca-Cola	921,200	36,949,332
Diageo, ADR	25,000	2,873,750
Kraft Foods Group	56,666	3,165,929

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Mondelez International, Cl. A	170,000		4,850,100
Nestle, ADR	317,400		20,878,572
PepsiCo	142,900		11,687,791
Philip Morris International	456,100		39,507,382
SABMiller	120,000		5,753,787
			142,325,382
Health Care Equipment & Services—2.3%
Abbott Laboratories	191,800		6,689,984
Intuitive Surgical	11,800	[a]	5,977,644
Medtronic	20,200		1,039,694
			13,707,322
Household & Personal Products—4.8%
Estee Lauder, Cl. A	133,400		8,773,718
Procter & Gamble	255,000		19,632,450
			28,406,168
Materials—3.7%
Air Products & Chemicals	18,000		1,648,260
Freeport-McMoRan Copper & Gold	200,000		5,522,000
Praxair	95,200		10,963,232
Rio Tinto, ADR	100,000	[b]	4,108,000
			22,241,492
Media—4.9%
Comcast, Cl. A	16,000		670,080
McGraw-Hill Financial	107,100		5,696,649
News Corp., Cl. A	283,136		9,230,234
Time Warner Cable	50,000		5,624,000
Walt Disney	120,000		7,578,000
			28,798,963
Pharmaceuticals, Biotech &
Life Sciences—8.2%
AbbVie	191,800		7,929,012
Johnson & Johnson	212,900		18,279,594

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Merck & Co.	45,200		2,099,540
Novo Nordisk, ADR	56,300		8,724,811
Roche Holding, ADR	185,700		11,489,259
			48,522,216
Retailing—6.2%
Christian Dior	66,100		10,668,784
Target	189,700		13,062,742
Wal-Mart Stores	171,600		12,782,484
			36,514,010
Semiconductors & Semiconductor
Equipment—3.8%
Intel	592,900		14,360,038
Texas Instruments	213,300		7,437,771
Xilinx	20,000		792,200
			22,590,009
Software & Services—3.7%
Automatic Data Processing	100,400		6,913,544
International Business Machines	80,000		15,288,800
			22,202,344
Technology Hardware & Equipment—5.0%
Apple	65,700		26,022,456
QUALCOMM	62,800		3,835,824
			29,858,280
Total Common Stocks
(cost $323,813,025)			583,952,414

Other Investment—1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,500,761)	7,500,761	[c]	7,500,761

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,825,000)	3,825,000 [c]	3,825,000
Total Investments (cost $335,138,786)	100.5%	595,278,175
Liabilities, Less Cash and Receivables	(.5%)	(3,089,820)
Net Assets	100.0%	592,188,355

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s security on loan was $3,697,200 and the value of the collateral held by the fund was $3,825,000.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Food, Beverage & Tobacco	24.0	Materials	3.7
Energy	18.7	Software & Services	3.7
Pharmaceuticals, Biotech & Life Sciences	8.2	Capital Goods	3.5
Retailing	6.2	Consumer Services	3.3
Technology Hardware & Equipment	5.0	Health Care
Media	4.9	Equipment & Services	2.3
Household & Personal Products	4.8	Money Market Investments	1.9
Diversified Financials	4.7	Food & Staples Retailing	1.8
Semiconductors &
Semiconductor Equipment	3.8		100.5

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,697,200)—Note 1(c):
Unaffiliated issuers	323,813,025	583,952,414
Affiliated issuers	11,325,761	11,325,761
Cash		227,132
Dividends and securities lending income receivable		1,582,328
Prepaid expenses		13,203
		597,100,838
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		332,290
Due to Fayez Sarofim & Co.		107,460
Liability for securities on loan—Note 1(c)		3,825,000
Payable for shares of Beneficial Interest redeemed		566,888
Accrued expenses		80,845
		4,912,483
Net Assets ($)		592,188,355
Composition of Net Assets ($):
Paid-in capital		334,673,066
Accumulated undistributed investment income—net		96,822
Accumulated net realized gain (loss) on investments		(2,720,922)
Accumulated net unrealized appreciation
(depreciation) on investments		260,139,389
Net Assets ($)		592,188,355

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	351,203,733	240,984,622
Shares Outstanding	8,228,369	5,676,698
Net Asset Value Per Share ($)	42.68	42.45

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $324,702 foreign taxes withheld at source):
Unaffiliated issuers	8,888,659
Affiliated issuers	1,658
Income from securities lending—Note 1(c)	53,848
Total Income	8,944,165
Expenses:
Investment advisory fee—Note 3(a)	1,578,657
Sub-investment advisory fee—Note 3(a)	644,804
Distribution fees—Note 3(b)	296,620
Prospectus and shareholders’ reports	53,268
Professional fees	49,892
Trustees’ fees and expenses—Note 3(c)	34,533
Custodian fees—Note 3(b)	21,862
Loan commitment fees—Note 2	3,702
Shareholder servicing costs—Note 3(b)	363
Miscellaneous	23,328
Total Expenses	2,707,029
Less—reduction in fees due to earnings credits—Note 3(b)	(7)
Net Expenses	2,707,022
Investment Income—Net	6,237,143
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,826,862)
Net unrealized appreciation (depreciation) on investments	34,254,276
Net Realized and Unrealized Gain (Loss) on Investments	32,427,414
Net Increase in Net Assets Resulting from Operations	38,664,557

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	6,237,143	10,714,528
Net realized gain (loss) on investments	(1,826,862)	3,173,613
Net unrealized appreciation
(depreciation) on investments	34,254,276	39,110,502
Net Increase (Decrease) in Net Assets
Resulting from Operations	38,664,557	52,998,643
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(3,915,535)	(12,974,543)
Service Shares	(2,386,554)	(6,423,266)
Net realized gain on investments:
Initial Shares	(845,058)	—
Service Shares	(570,306)	—
Total Dividends	(7,717,453)	(19,397,809)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	15,423,933	55,289,006
Service Shares	28,391,996	75,211,364
Dividends reinvested:
Initial Shares	4,760,593	12,974,543
Service Shares	2,956,860	6,423,266
Cost of shares redeemed:
Initial Shares	(33,898,720)	(70,383,596)
Service Shares	(22,946,864)	(47,166,478)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,312,202)	32,348,105
Total Increase (Decrease) in Net Assets	25,634,902	65,948,939
Net Assets ($):
Beginning of Period	566,553,453	500,604,514
End of Period	592,188,355	566,553,453
Undistributed investment income—net	96,822	161,768

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Initial Shares
Shares sold	355,504	1,377,683
Shares issued for dividends reinvested	110,898	319,206
Shares redeemed	(787,593)	(1,739,175)
Net Increase (Decrease) in Shares Outstanding	(321,191)	(42,286)
Service Shares
Shares sold	660,546	1,876,463
Shares issued for dividends reinvested	69,250	158,878
Shares redeemed	(532,432)	(1,171,311)
Net Increase (Decrease) in Shares Outstanding	197,364	864,030

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Initial Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	40.47		37.99	35.44	31.40	28.88	44.86
Investment Operations:
Investment income—net[a]	.47		.82	.73	.64	.63	.67
Net realized and unrealized
gain (loss) on investments	2.32		3.14	2.42	4.09	4.95	(13.01)
Total from Investment Operations	2.79		3.96	3.15	4.73	5.58	(12.34)
Distributions:
Dividends from
investment income—net	(.48)		(1.48)	(.60)	(.69)	(.78)	(.77)
Dividends from net realized
gain on investments	(.10)		—	—	—	(2.28)	(2.87)
Total Distributions	(.58)		(1.48)	(.60)	(.69)	(3.06)	(3.64)
Net asset value, end of period	42.68		40.47	37.99	35.44	31.40	28.88
Total Return (%)	6.89	[b]	10.44	9.01	15.32	22.56	(29.55)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81	[c]	.81	.80	.81	.80	.81
Ratio of net expenses
to average net assets	.81	[c]	.81	.80	.81	.80	.81
Ratio of net investment income
to average net assets	2.20	[c]	2.02	1.99	2.01	2.31	1.82
Portfolio Turnover Rate	.11	[b]	3.05	4.24	11.90	1.49	3.41
Net Assets, end of period
($ x 1,000)	351,204		345,985	326,445	310,385	290,073	274,782

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	40.25		37.74	35.23	31.21	28.70	44.59
Investment Operations:
Investment income—net[a]	.42		.72	.63	.58	.59	.58
Net realized and unrealized
gain (loss) on investments	2.31		3.10	2.42	4.05	4.89	(12.94)
Total from Investment Operations	2.73		3.82	3.05	4.63	5.48	(12.36)
Distributions:
Dividends from
investment income—net	(.43)		(1.31)	(.54)	(.61)	(.69)	(.66)
Dividends from net realized
gain on investments	(.10)		—	—	—	(2.28)	(2.87)
Total Distributions	(.53)		(1.31)	(.54)	(.61)	(2.97)	(3.53)
Net asset value, end of period	42.45		40.25	37.74	35.23	31.21	28.70
Total Return (%)	6.77	[b]	10.14	8.74	15.04	22.23	(29.72)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06	[c]	1.06	1.05	1.06	1.05	1.06
Ratio of net expenses
to average net assets	1.06	[c]	1.06	1.05	1.06	1.05	1.06
Ratio of net investment income
to average net assets	1.96	[c]	1.79	1.75	1.74	2.15	1.61
Portfolio Turnover Rate	.11	[b]	3.05	4.24	11.90	1.49	3.41
Net Assets, end of period
($ x 1,000)	240,985		220,568	174,160	125,296	71,893	88,606

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Appreciation Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	493,488,621	—	—	493,488,621
Equity Securities—
Foreign
Common Stocks†	90,463,793	—	—	90,463,793
Mutual Funds	11,325,761	—	—	11,325,761

† See Statement of Investments for additional detailed categorizations.

At December 31, 2012, $17,075,991 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

20

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2013, The Bank of New York Mellon earned $23,078 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2012 ($)	Purchases ($)	Sales ($)	6/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	3,916,352	23,641,078	20,056,669	7,500,761	1.3
Dreyfus
Institutional
Cash
Advantage
Fund	13,512,311	98,554,489	108,241,800	3,825,000.6
Total	17,428,663	122,195,567	128,298,469	11,325,761	1.9

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

22

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $19,397,809. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $296,620 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $894 for transfer agency services and $48 for cash management services. Cash management fees were partially offset by earnings credits of $7.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $21,862 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period

24

ended June 30, 2013, the fund was charged $27 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $263,093, Distribution Plan fees $50,114, custodian fees $14,000, Chief Compliance Officer fees $4,630 and transfer agency fees $453.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2013, amounted to $645,692 and $9,027,864, respectively.

At June 30, 2013, accumulated net unrealized appreciation on investments was $260,139,389, consisting of $269,779,487 gross unrealized appreciation and $9,640,098 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’

26

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, including several periods ranked first in the Performance Group and in the first quartile of the Performance Universe, except for the one-year period when the fund’s

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

performance ranked in the fourth quartile of the Performance Group and the Performance Universe. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding

28

Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge,

Dreyfus Variable
Investment Fund,
Growth and Income
Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
28	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Growth and Income Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Growth and Income Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial shares achieved a total return of 13.74%, and its Service shares achieved a total return of 13.60%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 13.82% for the same period.2

Stocks generally rallied over the reporting period as global and domestic economic concerns eased. The fund produced modestly lower returns than its benchmark, mainly due to mild shortfalls in our stock selection strategy in the information technology sector.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income, and growth of income consistent with reasonable investment risk.To pursue these goals, the fund normally invests primarily in stocks of domestic and foreign issuers.We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income.We choose stocks through a disciplined investment process that combines computer modeling techniques, “bottom-up” fundamental analysis, and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index.

Recovering Economy Fueled Market Gains

The year began in the wake of uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to improved U.S. employment and housing market trends, and to aggressively accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and other central banks.As a result, by mid-May the S&P 500 Index reached a new record high.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would back away from the ongoing quantitative easing program sooner than expected.As a result, most financial markets encountered heightened volatility, erasing some of the market’s previous gains as investors anticipated a more moderately accommodative monetary policy. Moreover, investors generally began to turn away from relatively conservative, dividend-paying stocks and toward more speculative and economically sensitive stocks. Consequently, large-cap stocks produced modestly lower returns than their small- and midcap counterparts.

Fund Participated Substantially in Market Gains

Although the fund nearly matched the S&P 500 Index’s results over the first half of 2013, its relative performance was mildly constrained by the information technology sector.The fund did not hold software producer Microsoft due to its exposure to the struggling personal computer industry, but the company rallied when it reported better-than-expected earnings. Conversely, fund holding Oracle posted disappointing earnings due to sluggish overseas sales and intensifying competitive pressures. Telecommunications equipment maker Juniper Networks was hurt by concerns regarding spending trends among major carriers, QUALCOMM traded lower due to increased concerns pertaining to slower sales of smartphones containing its chips, and Facebook reported disappointing desktop advertising revenues. In other areas, cruise line Carnival experienced a well-publicized service failure on one of its ships, and telecommunications services company Windstream encountered concerns regarding the sustainability of its high dividend yield.

The fund achieved better results in the financials sector, where lack of exposure to real estate investment trusts bolstered relative results. In addition, credit rating agency Moody’s benefited from strong corporate issuance, and online broker TD Ameritrade Holding posted higher revenues and net interest income. In the consumer discretionary sector, media conglomerate Viacom was rewarded for higher ratings for its television programs and expectations of a robust 2013 film release schedule, while investors responded favorably as News Corp. enhanced earnings visibility by splitting the company in two, and theater owner Regal Entertainment Group benefited from mergers-and-acquisitions activity. In the auto parts industry, Delphi Automotive reported better-than-expected quarterly results due to strong cost controls and internal execution. Finally, results in the industrials sector were buoyed by a strong earnings report from power management company Eaton and restructuring initiatives from a new management team at communications services provider Pitney Bowes.

4

Maintaining a Constructive Investment Posture

As we look toward the second half of 2013, investors will continue to monitor the improving U.S. economy, which has been the basis for the Federal Reserve’s decision to initiate comments regarding the eventual unwinding of the Quantitative Easing program. With the U.S. on solid economic footing, bolstered by stronger-than-expected regional PMIs (Purchasing Manager Indexes), coupled with the Fed’s “tapering” comments, the markets have experienced heightened volatility as they prepare for a significant, but necessary, shift from unprecedented liquidity availability and historically low interest rates to a more normalized environment. Interest rates on the 10-year Treasury have risen dramatically since the Fed initiated comments, which could weigh on U.S. data, especially the recovering U.S. housing sector. However, while U.S. interest rates rising may be considered a negative in some respects, we believe that the U.S. should continue to benefit from lower energy costs and a stronger U.S. dollar. In addition, in our view the U.S. should experience lower inflation as China slows and commodities remain weak, allowing for non-inflationary growth here in the U.S., which should potentially provide a tailwind to U.S. equities. Recent data suggests the global economy is entering a period of de-coupling after years of high correlations beginning in 2008, which could bode well for the U.S. economy in spite of continued weakness in Europe and slower emerging economies.

July 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Growth and Income Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.77	$6.09
Ending value (after expenses)	$1,137.40	$1,136.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.51	$5.76
Ending value (after expenses)	$1,020.33	$1,019.09

† Expenses are equal to the fund’s annualized expense ratio of .90% for Initial Shares and 1.15% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—99.3%	Shares		Value ($)
Automobiles & Components—1.2%
Delphi Automotive	9,800		496,762
Johnson Controls	13,580		486,028
			982,790
Banks—3.8%
Comerica	12,620	[a]	502,655
Fifth Third Bancorp	34,630		625,072
U.S. Bancorp	20,520		741,798
Wells Fargo & Co.	28,970		1,195,592
			3,065,117
Capital Goods—8.4%
Cummins	10,000		1,084,600
Danaher	10,110		639,963
Eaton	22,180		1,459,666
Fluor	8,630		511,845
General Electric	61,590		1,428,272
Honeywell International	10,270		814,822
Precision Castparts	3,430		775,214
			6,714,382
Commercial & Professional Services—.4%
Pitney Bowes	20,680	[a]	303,582
Consumer Durables & Apparel—2.5%
Michael Kors Holdings	5,200	[b]	322,504
Newell Rubbermaid	11,600		304,500
NIKE, Cl. B	6,560		417,741
PVH	3,790		473,940
Under Armour, Cl. A	7,580	[a,b]	452,602
			1,971,287
Consumer Services—1.9%
Carnival	12,114		415,389
Las Vegas Sands	8,690		459,962
Starbucks	9,370		613,641
			1,488,992

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—11.2%
Ameriprise Financial	13,190		1,066,807
Bank of America	53,780		691,611
Capital One Financial	7,500		471,075
Citigroup	26,340		1,263,530
Discover Financial Services	6,960		331,574
Goldman Sachs Group	4,400		665,500
IntercontinentalExchange	2,620	[b]	465,731
Invesco	6,970		221,646
JPMorgan Chase & Co.	37,656		1,987,860
Moody’s	14,450		880,439
T. Rowe Price Group	5,820		425,733
TD Ameritrade Holding	19,740		479,485
			8,950,991
Energy—8.2%
BP, ADR	16,520		689,545
Chevron	12,220		1,446,115
EOG Resources	4,180		550,422
National Oilwell Varco	5,410		372,749
Occidental Petroleum	22,080		1,970,198
Phillips 66	4,860		286,303
Schlumberger	13,629		976,654
Valero Energy	6,440		223,919
			6,515,905
Food & Staples Retailing—3.0%
CVS Caremark	18,510		1,058,402
Wal-Mart Stores	10,110		753,094
Whole Foods Market	11,780		606,434
			2,417,930
Food, Beverage & Tobacco—6.4%
Coca-Cola Enterprises	21,530		756,995
ConAgra Foods	12,460		435,228
Kraft Foods Group	14,006		782,515
Mondelez International, Cl. A	13,010		371,175
PepsiCo	21,600		1,766,664
Philip Morris International	11,710		1,014,320
			5,126,897

8

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services—2.4%
Baxter International	6,240		432,245
Cardinal Health	10,910		514,952
McKesson	8,430		965,235
			1,912,432
Insurance—2.2%
Berkshire Hathaway, Cl. B	6,050	[b]	677,116
MetLife	19,330		884,541
Travelers	2,640		210,989
			1,772,646
Materials—4.2%
Dow Chemical	6,160		198,167
Eastman Chemical	5,600		392,056
International Paper	13,220		585,778
LyondellBasell Industries, Cl. A	6,860		454,544
Martin Marietta Materials	9,560	[a]	940,895
Monsanto	6,130		605,644
Praxair	1,690		194,620
			3,371,704
Media—6.1%
News Corp., Cl. A	26,670		869,442
Omnicom Group	8,360		525,593
Regal Entertainment Group, Cl. A	24,140	[a]	432,106
Time Warner	8,696		502,803
Viacom, Cl. B	20,940		1,424,967
Walt Disney	17,720		1,119,018
			4,873,929
Pharmaceuticals, Biotech &
Life Sciences—9.3%
Alexion Pharmaceuticals	4,680	[b]	431,683
Amgen	5,370		529,804
Biogen Idec	2,670	[b]	574,584
Bristol-Myers Squibb	13,950		623,426
Celgene	4,550	[b]	531,940
Eli Lilly & Co.	6,830		335,490
Gilead Sciences	15,080	[b]	772,247
Illumina	3,620	[a,b]	270,921

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Johnson & Johnson	3,893		334,253
Merck & Co.	7,030		326,544
Onyx Pharmaceuticals	3,240	[b]	281,297
Perrigo	1,990		240,790
Pfizer	53,950		1,511,140
Sanofi, ADR	7,100		365,721
Vertex Pharmaceuticals	3,320	[b]	265,168
			7,395,008
Retailing—4.5%
Amazon.com	2,330	[b]	647,018
Dollar General	4,860	[b]	245,090
Home Depot	12,990		1,006,335
Kohl’s	6,450		325,790
Macy’s	3,280		157,440
Nordstrom	4,730		283,516
priceline.com	740	[b]	612,076
Urban Outfitters	8,820	[b]	354,740
			3,632,005
Semiconductors & Semiconductor
Equipment—5.0%
Analog Devices	11,640		524,498
Applied Materials	27,230		405,999
Avago Technologies	7,600		284,088
Broadcom, Cl. A	11,920		402,419
Texas Instruments	47,910		1,670,622
Xilinx	17,030		674,558
			3,962,184
Software & Services—10.0%
Accenture, Cl. A	4,270		307,269
Adobe Systems	12,650	[b]	576,334
Citrix Systems	4,510	[b]	272,088
Facebook, Cl. A	17,140	[b]	426,100
Google, Cl. A	1,710	[b]	1,505,433
International Business Machines	6,480		1,238,393
Intuit	6,550		399,747
LinkedIn, Cl. A	2,320	[b]	413,656

10

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
MasterCard, Cl. A	1,580		907,710
Oracle	36,230		1,112,986
Paychex	9,390	[a]	342,923
salesforce.com	12,750	[b]	486,795
			7,989,434
Technology Hardware &
Equipment—4.7%
Cisco Systems	59,850		1,454,953
EMC	22,230		525,073
Juniper Networks	25,760	[b]	497,426
QUALCOMM	21,340		1,303,447
			3,780,899
Telecommunication Services—.7%
Windstream	75,740	[a]	583,955
Transportation—2.2%
Delta Air Lines	19,660		367,839
FedEx	4,930		485,999
Union Pacific	5,710		880,939
			1,734,777
Utilities—1.0%
NextEra Energy	2,680		218,366
NRG Energy	23,010		614,367
			832,733
Total Common Stocks
(cost $66,679,844)			79,379,579

Preferred Stocks—.3%
Automobiles & Components
General Motors,
Ser. B, Conv., Cum. $.647
(cost $196,692)	4,520	[a]	217,683

Other Investment—.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $702,062)	702,062	[c]	702,062

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,038,751)	2,038,751 [c]	2,038,751
Total Investments (cost $69,617,349)	103.0%	82,338,075
Liabilities, Less Cash and Receivables	(3.0%)	(2,391,835)
Net Assets	100.0%	79,946,240

ADR—American Depository Receipts

a Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $2,731,837 and the value of the collateral held by the fund was $2,840,025, consisting of cash collateral of $2,038,751 and
U.S. Government and Agency securities valued at $801,274.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified Financials	11.2	Banks	3.8
Software & Services	10.0	Money Market Investments	3.4
Pharmaceuticals,		Food & Staples Retailing	3.0
Biotech & Life Sciences	9.3	Consumer Durables & Apparel	2.5
Capital Goods	8.4	Health Care Equipment & Services	2.4
Energy	8.2	Insurance	2.2
Food, Beverage & Tobacco	6.4	Transportation	2.2
Media	6.1	Consumer Services	1.9
Semiconductors &		Automobiles & Components	1.5
Semiconductor Equipment	5.0	Utilities	1.0
Technology Hardware & Equipment	4.7	Telecommunication Services	.7
Retailing	4.5	Commercial & Professional Services	.4
Materials	4.2		103.0

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,731,837)—Note 1(b):
Unaffiliated issuers	66,876,536	79,597,262
Affiliated issuers	2,740,813	2,740,813
Cash		54,502
Receivable for investment securities sold		410,846
Dividends and securities lending income receivable		118,982
Prepaid expenses and other assets		10,253
		82,932,658
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		59,287
Liability for securities on loan—Note 1(b)		2,038,751
Payable for investment securities purchased		833,032
Payable for shares of Beneficial Interest redeemed		16,544
Accrued expenses		38,804
		2,986,418
Net Assets ($)		79,946,240
Composition of Net Assets ($):
Paid-in capital		73,825,496
Accumulated undistributed investment income—net		29,555
Accumulated net realized gain (loss) on investments		(6,629,537)
Accumulated net unrealized appreciation
(depreciation) on investments		12,720,726
Net Assets ($)		79,946,240

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	72,280,789	7,665,451
Shares Outstanding	2,894,028	306,660
Net Asset Value Per Share ($)	24.98	25.00

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,571 foreign taxes withheld at source):
Unaffiliated issuers	726,631
Affiliated issuers	174
Income from securities lending—Note 1(b)	14,158
Total Income	740,963
Expenses:
Investment advisory fee—Note 3(a)	296,224
Professional fees	25,231
Prospectus and shareholders’ reports	21,270
Distribution fees—Note 3(b)	9,660
Custodian fees—Note 3(b)	4,532
Trustees’ fees and expenses—Note 3(c)	3,871
Loan commitment fees—Note 2	415
Shareholder servicing costs—Note 3(b)	221
Miscellaneous	4,283
Total Expenses	365,707
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	365,705
Investment Income—Net	375,258
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,882,444
Net unrealized appreciation (depreciation) on investments	3,820,040
Net Realized and Unrealized Gain (Loss) on Investments	9,702,484
Net Increase in Net Assets Resulting from Operations	10,077,742

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	375,258	1,058,495
Net realized gain (loss) on investments	5,882,444	7,053,496
Net unrealized appreciation
(depreciation) on investments	3,820,040	4,451,685
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,077,742	12,563,676
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(350,102)	(977,376)
Service Shares	(29,144)	(88,690)
Total Dividends	(379,246)	(1,066,066)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,426,795	1,821,503
Service Shares	229,926	146,234
Dividends reinvested:
Initial Shares	350,102	977,376
Service Shares	29,144	88,690
Cost of shares redeemed:
Initial Shares	(6,768,741)	(11,257,321)
Service Shares	(902,422)	(1,241,906)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(4,635,196)	(9,465,424)
Total Increase (Decrease) in Net Assets	5,063,300	2,032,186
Net Assets ($):
Beginning of Period	74,882,940	72,850,754
End of Period	79,946,240	74,882,940
Undistributed investment income—net	29,555	33,543

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Initial Shares
Shares sold	99,448	85,443
Shares issued for dividends reinvested	14,221	45,325
Shares redeemed	(279,750)	(532,568)
Net Increase (Decrease) in Shares Outstanding	(166,081)	(401,800)
Service Shares
Shares sold	9,617	6,818
Shares issued for dividends reinvested	1,182	4,107
Shares redeemed	(37,255)	(58,396)
Net Increase (Decrease) in Shares Outstanding	(26,456)	(47,471)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Initial Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	22.07		18.96	19.76	16.86	13.27	25.42
Investment Operations:
Investment income—net[a]	.12		.30	.25	.20	.19	.13
Net realized and unrealized
gain (loss) on investments	2.91		3.12	(.80)	2.91	3.59	(9.53)
Total from Investment Operations	3.03		3.42	(.55)	3.11	3.78	(9.40)
Distributions:
Dividends from
investment income—net	(.12)		(.31)	(.25)	(.21)	(.19)	(.13)
Dividends from net realized
gain on investments	—		—	—	—	—	(2.62)
Total Distributions	(.12)		(.31)	(.25)	(.21)	(.19)	(2.75)
Net asset value, end of period	24.98		22.07	18.96	19.76	16.86	13.27
Total Return (%)	13.74	[b]	18.08	(2.79)	18.61	28.79	(40.41)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	[c]	.91	.89	.88	.88	.85
Ratio of net expenses
to average net assets	.90	[c]	.91	.89	.88	.84	.85
Ratio of net investment income
to average net assets	.97	[c]	1.42	1.24	1.16	1.32	.66
Portfolio Turnover Rate	22.43	[b]	48.39	83.28	82.26	113.45	134.81
Net Assets, end of period
($ x 1,000)	72,281		67,525	65,629	77,151	83,182	73,919

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	22.09		18.98	19.77	16.87	13.28	25.43
Investment Operations:
Investment income—net[a]	.09		.25	.20	.16	.15	.08
Net realized and unrealized
gain (loss) on investments	2.91		3.12	(.79)	2.91	3.59	(9.53)
Total from Investment Operations	3.00		3.37	(.59)	3.07	3.74	(9.45)
Distributions:
Dividends from
investment income—net	(.09)		(.26)	(.20)	(.17)	(.15)	(.08)
Dividends from net realized
gain on investments	—		—	—	—	—	(2.62)
Total Distributions	(09)		(.26)	(.20)	(.17)	(.15)	(2.70)
Net asset value, end of period	25.00		22.09	18.98	19.77	16.87	13.28
Total Return (%)	13.60	[b]	17.77	(2.99)	18.29	28.44	(40.53)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15	[c]	1.16	1.14	1.13	1.13	1.10
Ratio of net expenses
to average net assets	1.15	[c]	1.16	1.14	1.13	1.09	1.10
Ratio of net investment income
to average net assets	.72	[c]	1.17	.99	.91	1.08	.40
Portfolio Turnover Rate	22.43	[b]	48.39	83.28	82.26	113.45	134.81
Net Assets, end of period
($ x 1,000)	7,665		7,358	7,222	9,028	9,997	9,990

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Growth and Income Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series.The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analyti-

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cal data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	77,717,721	—	—	77,717,721
Equity Securities—
Foreign
Common Stocks†	1,661,858	—	—	1,661,858
Mutual Funds	2,740,813	—	—	2,740,813
Preferred Stocks†	217,683	—	—	217,683

† See Statement of Investments for additional detailed categorizations.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013,The Bank of New York Mellon earned $6,068 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	521,545		7,930,965	7,750,448	702,062.9
Dreyfus
Institutional
Cash Advantage
Fund	2,815,141		10,822,196	11,598,586	2,038,751		2.5
Total	3,336,686		18,753,161	19,349,034	2,740,813		3.4

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

24

The fund has an unused capital loss carryover of $12,289,754 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $2,560,116 of the carryover expires in fiscal year 2016 and $9,729,638 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $1,066,066. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $9,660 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $214 for transfer agency services and $14 for cash management services. Cash management fees were partially offset by earnings credits of $2.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $4,532 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $8 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

26

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $49,699, Distribution Plan fees $1,601, custodian fees $3,293, Chief Compliance Officer fees $4,630 and transfer agency fees $64.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2013, amounted to $17,604,603 and $22,178,841, respectively.

At June 30, 2013, accumulated net unrealized appreciation on investments was $12,720,726, consisting of $14,211,112 gross unrealized appreciation and $1,490,386 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the Agreement). The Board members, none of whom are interested persons (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and

28

practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (Lipper), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the Performance Group) and with a broader group of funds (the Performance Universe), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the Expense Group) and with a broader group of funds (the Expense Universe), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group median and above the Performance Universe median for all periods, except for the ten-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees(1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the Similar Clients), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and

30

whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

32

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International
Equity Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Equity Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, International Equity Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although a sustained global economic recovery generally had gained a degree of traction at the start of 2013, the reporting period subsequently saw slower growth in some parts of the world, as evidenced by declining commodity prices.The recent slowdown is due to a combination of factors, including the final months of recession in Europe, more restrictive U.S. fiscal policies stemming from sequestration, and some rebalancing in China. Consequently, international equity markets produced divergent results, with robust gains in Japan, generally flat results in Europe, and declines in the emerging markets.

We believe the current subcycle of slower growth is likely to be temporary. We anticipate a mild acceleration of global economic growth near the end of 2013 and throughout 2014, fueled by stimulative monetary policies from central banks throughout the world. Some economists have expressed concern that low interest rates and quantitative easing programs may spark an acceleration of consumer price inflation, but we believe these fears are premature. In fact, the relatively sluggish pace of the recovery implies that inflation risks are limited, making it unlikely that central banks will adopt expansion-threatening, restrictive policies anytime soon.As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Paul Markham, Lead Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Variable Investment Fund, International Equity Portfolio’s Initial shares produced a total return of 6.32%, and its Service shares produced a total return of 6.20%.1 This compares with a 4.10% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

International stock markets produced modest gains over the first half of 2013 in the midst of aggressively accommodative monetary policies in most developed economies.The fund produced higher returns than its benchmark, primarily due to the success of our security selection strategy in Japan.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas takes place within the framework of Newton’s global investment themes.These themes are based on observable economic, industrial or social trends that we believe will affect markets, industries or companies globally, and so help to identify areas of investment opportunity and risk. Such themes currently include deleverage, which asserts that certain economies and institutions need to reduce their budget deficits and pay down debt burdens, which jeopardizes their economic prospects (and provides the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, our networked world theme identifies the investment opportunities and challenges inherent in the growth of information technology and data communication around the world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as networked world and deleverage; the relative values of equities, bonds and cash; company fundamentals; and long-term trends in currency movements. Within markets and

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

sectors determined to be relatively attractive, we seek what we believe are attractively priced companies that possess a sustainable competitive advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock reaches what we determine to be a full valuation.

International Markets Benefited from Accommodative Policies

International stock markets rose modestly, on average, over the first six months of 2013 amid mixed global economic data. Equity markets were primarily influenced by aggressively accommodative monetary policies throughout the world, as low interest rates encouraged investors to favor riskier assets, such as stocks, over low-yielding sovereign bonds and cash equivalents.

Stock markets in most countries responded positively to broad global macroeconomic trends, but regional and national developments bolstered gains in some areas and detracted in others. Most notably, Japanese stocks benefited from a new government’s aggressively stimulative economic policies, including a major bond-buying program and a massive fiscal stimulus package. Employment gains and recovering housing markets in the United States helped to support stock prices globally, but Europe continued to struggle with instability in its banking system. Most international financial markets encountered heightened volatility in May and June, when investors reacted negatively to signals from the U.S. Federal Reserve Board that it was likely to back away later this year from an ongoing quantitative easing program.

Strong Stock Selections Fueled Fund Performance

In this environment, the fund’s strong relative performance was driven by our stock selection strategy in several of the world’s developed markets. Japanese holdings accounted for six of the fund’s top 10 performers. Telecommunications company Softbank gained market share domestically, benefited from ownership in high growth Chinese internet assets, and gained a foothold in the United States through a major acquisition. Automaker Toyota Motor benefited from a weakening yen, lower costs, and higher market share. Discount retailer Don Quijote reported strong earnings growth and an expanding profit margin. In other regions, Hong Kong-based nutrition and baby-care products company Biostime International Holdings was bolstered by a strong brand and robust demand in China.

4

Disappointments during the reporting period included Chinese footwear retailer Belle International Holdings, which struggled with inventory write-offs and higher-than-expected costs from new business areas. Among metals producers in the materials sector, Brazil’s Vale and the U.K.’s Rio Tinto remained vulnerable to a slowing Chinese economy and falling commodity prices. Also in the United Kingdom, Royal Bank of Scotland Group suffered amid ongoing restructuring and more stringent regulatory scrutiny.

At times during the reporting period, the fund successfully used futures contracts to manage the risks of changing currency exchange rates.

Finding Opportunities in Individual Companies

As of midyear, we have maintained a generally cautious investment posture due to concerns regarding the enduring debt burden across much of the developed world and distortions of asset prices from prolonged intervention by monetary authorities. Against this backdrop, we have continued to identify attractive opportunities in individual companies that fit our thematic, fundamental and valuation criteria.

July 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund,
International Equity Portfolio made available through insurance products may be similar to other funds managed by
Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in an index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.88	$7.16
Ending value (after expenses)	$1,063.20	$1,062.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.76	$7.00
Ending value (after expenses)	$1,019.09	$1,017.85

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Initial Shares and 1.40% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—99.6%	Shares		Value ($)
Belgium—1.6%
Anheuser-Busch InBev	7,190		640,049
Brazil—1.3%
CCR	37,740		298,862
International Meal Company Holdings	24,368	[a]	234,468
			533,330
China—2.8%
Biostime International Holdings	89,409		501,453
Mindray Medical International, ADR	8,535		319,636
Sun Art Retail Group	203,500		294,386
			1,115,475
France—6.1%
Air Liquide	5,446		672,509
L’Oreal	2,384		391,768
Sanofi	7,952		824,120
Total	11,423		557,649
			2,446,046
Germany—8.9%
Bayer	6,337		675,800
Brenntag	2,691		408,768
Deutsche Bank	14,467		605,506
Fresenius Medical Care & Co.	6,636		471,014
Gerry Weber International	8,801		372,312
LEG Immobilien	9,446		491,813
SAP	6,993		512,100
			3,537,313
Hong Kong—5.4%
AIA Group	153,600		650,558
Belle International Holdings	281,000		386,210
Jardine Matheson Holdings	10,000		605,000
Man Wah Holdings	390,800		490,260
			2,132,028
Indonesia—.8%
PT Matahari Department Store	261,119	[a]	305,187

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan—32.2%
Asahi Group Holdings	15,300		379,646
Don Quijote	18,100		880,546
FANUC	2,700		391,470
Japan Airlines	8,968		461,149
Japan Tobacco	25,600		904,699
Lawson	5,100		389,262
LIFENET INSURANCE	29,500	[a]	240,628
LIXIL Group	25,800		628,742
M3	148		332,470
Makita	8,800		475,580
Mitsubishi UFJ Financial Group	117,900		727,514
NGK Spark Plug	25,000		500,605
Nissan Motor	69,400		703,237
Nomura Holdings	84,800		625,013
Sawai Pharmaceutical	3,400		406,231
Shiseido	23,300		346,986
Softbank	27,700		1,617,090
Sugi Holdings	12,700		482,749
Suntory Beverage & Food	16,100	[b]	503,227
Topcon	32,700		331,682
Toyota Motor	24,700		1,491,762
			12,820,288
Mexico—.6%
Grupo Financiero Santander Mexico, Cl. B, ADR	16,462	[a]	233,925
Netherlands—1.0%
Wolters Kluwer	18,023		381,334
Norway—1.2%
DNB	32,094		464,686
Philippines—2.8%
Energy Development	3,037,900		407,163
LT Group	586,100		306,617
Philippine Long Distance Telephone	5,710		388,597
			1,102,377

8

Common Stocks (continued)	Shares		Value ($)
Sweden—1.3%
TeliaSonera	79,950		521,348
Switzerland—11.4%
Actelion	4,787	[a]	288,370
Nestle	18,335		1,202,534
Novartis	13,171		935,656
Roche Holding	3,966		986,724
Syngenta	1,641		642,119
Zurich Insurance Group	1,865	[a]	483,749
			4,539,152
Thailand—2.6%
Bangkok Bank	74,500		499,629
Bangkok Dusit Medical Services	108,465		550,806
			1,050,435
United Kingdom—19.6%
Aberdeen Asset Management	78,470		456,870
Associated British Foods	13,253		349,729
British American Tobacco	13,687	[a]	701,025
Centrica	73,109		400,527
GlaxoSmithKline	33,174		831,520
Imagination
Technologies Group	43,641	[a]	190,765
Old Mutual	129,694		356,447
Ophir Energy	44,163	[a]	239,797
Prudential	38,914		636,256
Rio Tinto	12,506		510,336
Royal Bank of Scotland Group	140,184	[a]	583,141
Royal Dutch Shell, Cl. B	28,910		956,807
SSE	25,979		601,783
Standard Chartered	25,706		557,925
Wolseley	8,833		407,472
			7,780,400
Total Common Stocks
(cost $33,602,589)			39,603,373

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $550,000)	550,000 [c]	550,000

Total Investments (cost $34,152,589)	101.0%	40,153,373
Liabilities, Less Cash and Receivables	(1.0%)	(387,571)
Net Assets	100.0%	39,765,802

ADR—American Depository Receipts

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Trustees.At June 30, 2013 the value of this security amounted to $503,227 or 1.3% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Goods	25.5	Industrial	5.9
Financial	19.1	Oil & Gas	4.4
Health Care	15.0	Utilities	3.5
Consumer Services	10.7	Technology	1.8
Basic Materials	7.3	Money Market Investment	1.4
Telecommunications	6.4		101.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	33,602,589	39,603,373
Affiliated issuers	550,000	550,000
Cash		19,588
Cash denominated in foreign currencies	88,438	87,588
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		316,088
Dividends receivable		65,758
Prepaid expenses		7,228
		40,649,623
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		42,034
Payable for investment securities purchased		503,227
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		284,331
Payable for shares of Beneficial Interest redeemed		17,702
Accrued expenses		36,527
		883,821
Net Assets ($)		39,765,802
Composition of Net Assets ($):
Paid-in capital		47,835,312
Accumulated undistributed investment income—net		119,373
Accumulated net realized gain (loss) on investments		(14,227,233)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		6,038,350
Net Assets ($)		39,765,802

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	29,409,193	10,356,609
Shares Outstanding	1,689,205	595,170
Net Asset Value Per Share ($)	17.41	17.40

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $68,413 foreign taxes withheld at source):
Unaffiliated issuers	664,528
Affiliated issuers	141
Interest	144
Total Income	664,813
Expenses:
Investment advisory fee—Note 3(a)	148,327
Professional fees	36,891
Custodian fees—Note 3(b)	16,344
Prospectus and shareholders’ reports	15,979
Distribution fees—Note 3(b)	12,969
Trustees’ fees and expenses—Note 3(c)	2,067
Shareholder servicing costs—Note 3(b)	158
Loan commitment fees—Note 2	143
Miscellaneous	6,864
Total Expenses	239,742
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	239,741
Investment Income—Net	425,072
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	709,483
Net realized gain (loss) on forward foreign currency exchange contracts	406,308
Net Realized Gain (Loss)	1,115,791
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	900,968
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(88,583)
Net Unrealized Appreciation (Depreciation)	812,385
Net Realized and Unrealized Gain (Loss) on Investments	1,928,176
Net Increase in Net Assets Resulting from Operations	2,353,248

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	425,072	742,475
Net realized gain (loss) on investments	1,115,791	556,978
Net unrealized appreciation
(depreciation) on investments	812,385	7,040,513
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,353,248	8,339,966
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(835,411)	(158,811)
Service Shares	(275,794)	(13,890)
Total Dividends	(1,111,205)	(172,701)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,126,446	3,507,272
Service Shares	824,093	712,306
Dividends reinvested:
Initial Shares	835,411	158,811
Service Shares	275,794	13,890
Cost of shares redeemed:
Initial Shares	(2,518,971)	(15,136,857)
Service Shares	(825,352)	(2,352,465)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	717,421	(13,097,043)
Total Increase (Decrease) in Net Assets	1,959,464	(4,929,778)
Net Assets ($):
Beginning of Period	37,806,338	42,736,116
End of Period	39,765,802	37,806,338
Undistributed investment income—net	119,373	805,506

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Initial Shares
Shares sold	119,177	234,014
Shares issued for dividends reinvested	48,067	10,292
Shares redeemed	(142,254)	(1,002,201)
Net Increase (Decrease) in Shares Outstanding	24,990	(757,895)
Service Shares
Shares sold	46,790	46,155
Shares issued for dividends reinvested	15,868	900
Shares redeemed	(46,621)	(155,779)
Net Increase (Decrease) in Shares Outstanding	16,037	(108,724)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total return do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Initial Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	16.86		13.75	16.44	15.19	12.75	23.12
Investment Operations:
Investment income—net[a]	.19		.28	.21	.22	.28	.30
Net realized and unrealized
gain (loss) on investments	.87		2.90	(2.57)	1.28	2.71	(9.70)
Total from Investment Operations	1.06		3.18	(2.36)	1.50	2.99	(9.40)
Distributions:
Dividends from
investment income—net	(.51)		(.07)	(.33)	(.25)	(.55)	(.34)
Dividends from net realized
gain on investments	—		—	—	—	—	(.63)
Total Distributions	(.51)		(.07)	(.33)	(.25)	(.55)	(.97)
Net asset value, end of period	17.41		16.86	13.75	16.44	15.19	12.75
Total Return (%)	6.32	[b]	23.15	(14.68)	10.03	25.26	(42.22)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15	[c]	1.06	1.10	1.06	1.12	1.10
Ratio of net expenses
to average net assets	1.15	[c]	1.06	1.10	1.06	1.12	1.08
Ratio of net investment income
to average net assets	2.21	[c]	1.88	1.35	1.47	2.12	1.62
Portfolio Turnover Rate	30.59	[b]	45.03	56.20	63.67	104.15	99.61
Net Assets, end of period
($ x 1,000)	29,409		28,058	33,297	47,443	45,507	37,360

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	16.83		13.72	16.41	15.17	12.72	23.06
Investment Operations:
Investment income—net[a]	.17		.23	.17	.18	.25	.24
Net realized and unrealized
gain (loss) on investments	.87		2.90	(2.57)	1.28	2.71	(9.66)
Total from Investment Operations	1.04		3.13	(2.40)	1.46	2.96	(9.42)
Distributions:
Dividends from
investment income—net	(.47)		(.02)	(.29)	(.22)	(.51)	(.29)
Dividends from net realized
gain on investments	—		—	—	—	—	(.63)
Total Distributions	(.47)		(.02)	(.29)	(.22)	(.51)	(.92)
Net asset value, end of period	17.40		16.83	13.72	16.41	15.17	12.72
Total Return (%)	6.20	[b]	22.83	(14.91)	9.74	24.89	(42.36)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.40	[c]	1.31	1.35	1.31	1.37	1.35
Ratio of net expenses
to average net assets	1.40	[c]	1.31	1.35	1.31	1.37	1.34
Ratio of net investment income
to average net assets	1.97	[c]	1.53	1.09	1.23	1.91	1.33
Portfolio Turnover Rate	30.59	[b]	45.03	56.20	63.67	104.15	99.61
Net Assets, end of period
($ x 1,000)	10,357		9,749	9,439	13,819	13,651	11,639

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Equity Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series. The fund’s investment objective is to seek capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser. Newton is also a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	39,100,146	503,227	††	—	39,603,373
Mutual Funds	550,000	—		—	550,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	316,088		—	316,088
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(284,331)		—	(284,331)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

20

At December 31, 2012, $36,018,127 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	300,000		6,170,000	5,920,000	550,000		1.4

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

22

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $15,236,830 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $3,155,881 of the carryover expires in fiscal year 2016 and $11,809,999 expires in fiscal year 2017. The fund has $270,950 of post-enactment short-term capital losses which can be carried forward for unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $172,701.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 up to $100 million	.35%
$100 million up to $1 billion	.30%
$1 billion up to $1.5 billion	.26%
In excess of $1.5 billion	.20%

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $12,969 pursuant to the Distribution Plan.

24

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $144 for transfer agency services and $8 for cash management services. Cash management fees were partially offset by earnings credits of $1.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $16,344 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $5 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $24,694, Distribution Plan fees $2,145, custodian fees $10,519, Chief Compliance Officer fees $4,630 and transfer agency fees $46.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2013, amounted to $12,602,979 and $11,933,431, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting agreements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At June 30, 2013 derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	316,088	(284,331)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	316,088	(284,331)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets
and liabilities subject to
MNA or similar agreements	316,088	(284,331)

26

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of June 30, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA

	Gross Amount of
	Assets in the	Financial
	Statement of	Instruments
	Assets and	and Derivatives	Securities	Cash
	Liabilities by the	Available for	Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	Offset ($)	Received ($)[2]	Received ($)[2]	Exposure ($)
Barclays Bank	46,583	(17,965)	—	—	28,618
JP Morgan
Chase Bank	194,636	(115,234)	—	—	79,402
Royal Bank of
Scotland	49,281	(27,830)	—	—	21,451
UBS	25,588	(25,588)	—	—	—
Total	316,088	(186,617)	—	—	129,471

	Gross Amount of
	Liabilities in the	Financial
	Statement of	Instruments
	Assets and	and Derivatives	Securities	Cash
	Liabilities by the	Available for	Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	Offset ($)	Pledged ($)[2]	Pledged ($)[2] Exposure ($)
Barclays Bank	(17,965)	17,965	—	—	—
JP Morgan
Chase Bank	(115,234)	115,234	—	—	—
Royal Bank of
Scotland	(27,830)	27,830	—	—	—
UBS	(123,302)	25,588	—	—	(97,714)
Total	(284,331)	186,617	—	—	(97,714)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
7/17/2013 [a]	727,805	765,217	664,656	(100,561)
Japanese Yen,
Expiring:
7/3/2013 [b]	46,109,937	465,504	464,912	(592)
7/17/2013 [a]	66,862,000	649,619	674,194	24,575
9/17/2013 [c]	61,976,000	605,915	625,128	19,213
10/16/2013 [b]	138,758,000	1,427,886	1,399,943	(27,943)
10/16/2013 [d]	75,903,000	783,758	765,793	(17,965)
11/14/2013 [c]	98,142,000	1,012,314	990,442	(21,872)
Norwegian Krone,
Expiring
10/16/2013 [b]	4,439,461	775,546	727,971	(47,575)
Singapore Dollar,
Expiring
9/17/2013 [a]	830,389	666,497	655,241	(11,256)
Swedish Krona,
Expiring
11/14/2013 [b]	6,449,803	1,006,028	958,836	(47,192)

28

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Australian Dollar,
Expiring
7/17/2013 [a]	681,021	649,619	621,931	27,688
British Pound,
Expiring
7/1/2013 [c]	8,381	12,811	12,747	64
Euro,
Expiring
7/1/2013 [b]	5,729	7,478	7,457	21
Indonesian Rupiah,
Expiring
8/16/2013 [a]	2,008,735,000	197,807	201,224	(3,417)
Japanese Yen,
Expiring
7/1/2013 [b]	1,297,806	13,313	13,085	228
7/17/2013 [a]	66,862,000	765,216	674,194	91,022
9/17/2013 [a]	61,976,000	666,497	625,128	41,369
10/16/2013 [b]	75,903,000	775,546	765,793	9,753
10/16/2013 [c]	138,758,000	1,408,671	1,399,943	8,728
11/14/2013 [b]	98,142,000	1,006,028	990,442	15,586
Norwegian Krone,
Expiring
10/16/2013 [d]	4,495,585	783,757	737,174	46,583
Philippines Peso,
Expiring
8/16/2013 [a]	26,010,000	611,640	601,658	9,982
Singapore Dollar,
Expiring
9/17/2013 [c]	775,429	605,915	611,873	(5,958)
Swedish Krona,
Expiring
11/14/2013 [c]	6,666,418	1,012,314	991,038	21,276
Gross Unrealized
Appreciation				316,088
Gross Unrealized
Depreciation				(284,331)

Counterparties:

a	JP Morgan Chase Bank
b	UBS
c	Royal Bank of Scotland
d	Barclays Bank

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2013:

Average Market Value ($)
Forward contracts	5,774,148

At June 30, 2013, accumulated net unrealized appreciation on investments was $6,000,784, consisting of $7,117,852 gross unrealized appreciation and $1,117,068 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and noted that the fund’s performance was above the performance of the index in seven of the ten years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the

32

Expense Group median, the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

34

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	35

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International Value
Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Value Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, International Value Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although a sustained global economic recovery generally had gained a degree of traction at the start of 2013, the reporting period subsequently saw slower growth in some parts of the world, as evidenced by declining commodity prices.The recent slowdown is due to a combination of factors, including the final months of recession in Europe, more restrictive U.S. fiscal policies stemming from sequestration, and some rebalancing in China. Consequently, international equity markets produced divergent results, with robust gains in Japan, generally flat results in Europe, and declines in the emerging markets.

We believe the current subcycle of slower growth is likely to be temporary. We anticipate a mild acceleration of global economic growth near the end of 2013 and throughout 2014, fueled by stimulative monetary policies from central banks throughout the world. Some economists have expressed concern that low interest rates and quantitative easing programs may spark an acceleration of consumer price inflation, but we believe these fears are premature. In fact, the relatively sluggish pace of the recovery implies that inflation risks are limited, making it unlikely that central banks will adopt expansion-threatening, restrictive policies anytime soon.As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by D. Kirk Henry and Clifford Smith, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Variable Investment Fund, InternationalValue Portfolio’s Initial shares produced a total return of 6.76%, and its Service shares produced a total return of 6.60%.1This compares with a 4.10% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

International stock markets produced mixed results over the first half of 2013 as rallies in some countries and industry groups offset declines in other areas, producing modest gains overall for the MSCI EAFE Index. Despite disappointing results from the emerging markets, the fund produced higher returns than its benchmark on the strength of successful stock selections in developed nations.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in stocks of foreign companies that we consider to be value companies.The fund may invest in companies of any size, and may also invest in companies located in emerging markets. Our investment approach is value-oriented and research-driven. When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends. We focus on how a stock is valued relative to its intrinsic worth, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst that may trigger an increase in the stock price.

International Stock Markets Faced Conflicting Trends

International stocks rose modestly during the first six months of 2013 amid mixed global economic data and signs that the US Federal Reserve Bank would wind down its bond buying program. Increasing industrial output in Asia and the Americas, along with the perception of declining economic risks in Europe, gave investors a degree of confidence. However, unemployment remained stubbornly

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

high in several developed countries, while consumer and business confidence remained subdued.

Stock markets in individual countries responded positively, on average, to broad global macroeconomic trends, but regional and national developments bolstered gains in some areas and detracted in others. Most notably, Japanese stocks benefited from newly accommodative economic policies, including a major bond-buying program by the Bank of Japan, government stimulus, and potential business-friendly economic reforms. In contrast, the Chinese stock market suffered amid slowing economic growth as authorities moved to rebalance the economy away from exports and toward more domestic consumption. Other emerging markets also were hurt by sluggish growth trends.

Strong Stock Selection in Developed Markets

In this environment, the fund’s strong relative performance was driven by our stock selection strategy in several of the world’s developed markets. Japanese holdings provided a strong boost to relative results, led by industrial companies, such as freight carriers Yamato Holdings and Nippon Express; financial institutions, including large regional banks Sumitomo Mitsui Trust Holdings and Mitsubishi UFJ Financial Group; consumer discretionary companies, such as automotive makers Toyota Motor andYamaha Motor; and technology firms, such as automation equipment manufacturer Omron and management consultants Nomura Research Institute.

Investments in Australia also fared relatively well, largely due to underweighted exposure to commodities producers and a solid performance from QBE Insurance Group. In Europe, the fund benefited from investments in well-positioned German companies, such as semiconductor equipment maker Aixtron and health care logistics and services provider Celesio. Belgian food retailer Delhaize Group also contributed positively to relative results.

On a more negative note, some energy-related holdings—including Alstom in France and INPEX in Japan—were hurt by sluggish demand. An allocation of roughly 8% of the fund’s assets to emerging markets, which are not represented in the benchmark, also hurt relative performance. Chinese oil and gas producer PetroChina ranked among the fund’s more significant laggards, as did energy-related companies such as Petrobras Brasileiro in Brazil and Gazprom in Russia. Finally,

4

because the fund’s international investments generally are denominated in local currencies, the strong U.S. dollar undermined results for U.S. residents.

Value Stocks Positioned to Continue Outperforming

We have been encouraged by a recent shift in investor sentiment in favor of value-oriented stocks in the United States, Europe, and Japan. We believe this trend may broaden to the emerging markets as economic clarity improves during the ongoing global recovery. We have positioned the fund to be able to take advantage of increasingly favorable macroeconomic conditions by emphasizing energy stocks with attractive valuations relative to their earnings and reserves, and reasonably priced technology stocks with strong growth potential. We also have added modestly to the fund’s investments in China and India, where valuations appear compelling. On the other hand, we have trimmed the fund’s exposure to Japan as valuations have risen, and the fund holds underweighted positions in the more richly valued consumer staples sector.

July 15, 2013

Please note, the postion in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through September 30, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.72	$5.94
Ending value (after expenses)	$1,067.60	$1,066.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.61	$5.81
Ending value (after expenses)	$1,020.23	$1,019.04

† Expenses are equal to the fund’s annualized expense ratio of .92% for Initial Shares and 1.16% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—97.0%	Shares		Value ($)
Australia—2.6%
Australia & New Zealand Banking Group	20,991		548,661
Primary Health Care	40,163		175,575
QBE Insurance Group	67,213		927,580
			1,651,816
Belgium—.8%
Delhaize Group	8,110		501,320
Brazil—1.5%
Banco Santander Brasil, ADS	85,310		530,628
Petroleo Brasileiro, ADR	35,010		469,834
			1,000,462
China—2.7%
Beijing Capital International Airport, Cl. H	498,000		324,892
China Railway Group, Cl. H	534,000		246,481
CNOOC	222,000		376,676
Foxconn International Holdings	840,000	[a]	459,203
Guangzhou Automobile Group, Cl. H	352,272		332,921
			1,740,173
Denmark—.6%
Carlsberg, Cl. B	4,430		396,606
France—10.9%
Alstom	18,600		609,138
BNP Paribas	9,650		527,242
Carrefour	38,613		1,062,001
Cie de St-Gobain	13,990		566,330
Danone	11,450		859,354
EDF	15,010		348,454
GDF Suez	35,888		702,802
Sanofi	8,827		914,802
Total	29,490		1,439,646
			7,029,769
Germany—8.5%
Aixtron	35,300	[a]	593,418
Celesio	37,480		814,719
Daimler	15,504		938,098
Deutsche Bank	23,550		985,669

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Deutsche Telekom	29,340		342,337
E.ON	14,070		230,941
Muenchener Rueckversicherungs	2,440		449,088
Siemens	10,850		1,096,637
			5,450,907
Hong Kong—3.5%
COSCO Pacific	252,000		327,507
Esprit Holdings	556,385		829,264
Hang Seng Bank	35,500		524,990
Pacific Basin Shipping	287,000		163,185
Yue Yuen Industrial Holdings	163,000		422,419
			2,267,365
India—1.6%
Reliance Industries, GDR	22,540	[b]	648,927
State Bank of India, GDR	5,430		363,267
			1,012,194
Israel—1.5%
Teva Pharmaceutical Industries, ADR	25,480		998,816
Italy—2.0%
Eni	16,015		328,947
Finmeccanica	63,556	[a]	318,334
Saras	478,770	[a]	620,695
			1,267,976
Japan—22.7%
East Japan Railway	4,700		365,366
Fujitsu	94,000		388,586
INPEX	139		580,218
Kao	18,200		619,329
LIXIL Group	4,000		97,479
Matsumotokiyoshi Holdings	12,200		352,543
Mitsubishi UFJ Financial Group	246,700		1,522,287
Nippon Express	144,000		683,848
Nippon Shokubai	62,000		634,503
Nippon Telegraph & Telephone	7,700		399,052
Nomura Holdings	13,200		97,290

8

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Nomura Real Estate Holdings	22,400		495,519
Omron	19,600		583,376
Ricoh	60,700		722,182
Shimachu	5,900		145,091
Shimamura	4,200		510,284
Shin-Etsu Chemical	4,960		329,066
Sumitomo Electric Industries	55,600		664,868
Sumitomo Mitsui Financial Group	16,700		766,132
Sumitomo Mitsui Trust Holdings	82,240		383,919
Taiyo Nippon Sanso	112,000		773,543
Tokyo Electron	14,600		738,980
Toyota Motor	33,000		1,993,043
Yamada Denki	11,690		474,413
Yamaha Motor	25,200		326,497
			14,647,414
Netherlands—2.4%
Aegon	55,698		372,572
Koninklijke Philips Electronics	33,230		905,946
Royal Dutch Shell, Cl. A	7,377		235,686
			1,514,204
Norway—1.1%
Norsk Hydro	78,386		312,803
Orkla	51,400		421,060
			733,863
Russia—.4%
Gazprom, ADR	37,920		249,514
Singapore—2.5%
Avago Technologies	11,290		422,020
DBS Group Holdings	52,217		638,551
United Overseas Bank	34,000		532,734
			1,593,305
South Africa—.7%
Murray & Roberts Holdings	95,017	[a]	241,554
Standard Bank Group	17,946		202,389
			443,943

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
South Korea—2.2%
KB Financial Group	4,040		120,982
KB Financial Group, ADR	14,159		419,531
Korea Electric Power	15,000	[a]	348,058
Korea Electric Power, ADR	14,710		166,370
Samsung Fire & Marine Insurance	1,848		377,027
			1,431,968
Sweden—2.4%
Ericsson, Cl. B	79,030		895,055
Svenska Cellulosa, Cl. B	24,720		620,387
			1,515,442
Switzerland—8.9%
Adecco	8,990	[a]	512,531
Clariant	39,000	[a]	551,628
Novartis	28,869		2,050,828
Roche Holding	5,890		1,465,407
UBS	66,474	[a]	1,131,652
			5,712,046
Taiwan—.7%
Hon Hai Precision Industry	144,300		356,284
United Microelectronics	220,120		106,494
			462,778
United Kingdom—16.8%
Anglo American	34,441		663,173
AZ Electronic Materials	32,930		153,862
Barclays	106,217		449,841
BHP Billiton	10,830		277,059
BP	154,864		1,072,304
CRH	15,360		311,882
Direct Line Insurance Group	117,539		416,539
eSure Group	77,920		385,049
Home Retail Group	206,150		420,151
HSBC Holdings	204,114		2,117,262
Resolution	97,612		423,122
Royal Dutch Shell, Cl. A	39,399		1,258,409
Shire	14,200		450,310
Smith & Nephew	41,022		458,587

10

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Tesco	92,357	465,522
Unilever	12,339	499,581
Vodafone Group	356,859	1,019,589
		10,842,242
Total Common Stocks
(cost $71,285,838)		62,464,123

Other Investment—2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,575,000)	1,575,000 [c]	1,575,000
Total Investments (cost $72,860,838)	99.4%	64,039,123
Cash and Receivables (Net)	.6%	384,160
Net Assets	100.0%	64,423,283

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2013, this security amounted to $648,927 or 1.0% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	24.4	Information Technology	8.2
Health Care	11.4	Materials	6.2
Energy	11.3	Utilities	2.8
Industrial	11.1	Telecommunication Services	2.7
Consumer Discretionary	9.9	Money Market Investment	2.4
Consumer Staples	9.0		99.4

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	71,285,838	62,464,123
Affiliated issuers	1,575,000	1,575,000
Cash		6,499
Cash denominated in foreign currencies	333,428	331,196
Dividends receivable		250,374
Receivable for investment securities sold		192,278
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		14
Prepaid expenses		19,795
		64,839,279
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		71,156
Payable for investment securities purchased		254,975
Payable for shares of Beneficial Interest redeemed		57,937
Accrued expenses		31,928
		415,996
Net Assets ($)		64,423,283
Composition of Net Assets ($):
Paid-in capital		106,743,582
Accumulated undistributed investment income—net		830,872
Accumulated net realized gain (loss) on investments		(34,323,942)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(8,827,229)
Net Assets ($)		64,423,283

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	37,108,819	27,314,464
Shares Outstanding	3,615,947	2,659,255
Net Asset Value Per Share ($)	10.26	10.27

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $121,877 foreign taxes withheld at source):
Unaffiliated issuers	1,190,728
Affiliated issuers	465
Interest	228
Total Income	1,191,421
Expenses:
Investment advisory fee—Note 3(a)	334,740
Distribution fees—Note 3(b)	38,481
Professional fees	26,597
Custodian fees—Note 3(b)	17,791
Prospectus and shareholders’ reports	14,572
Trustees’ fees and expenses—Note 3(c)	3,865
Interest expense—Note 2	747
Shareholder servicing costs—Note 3(b)	673
Loan commitment fees—Note 2	258
Miscellaneous	7,841
Total Expenses	445,565
Less—reduction in expenses due to undertaking—Note 3(a)	(100,428)
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	345,134
Investment Income—Net	846,287
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,293,939
Net realized gain (loss) on forward foreign currency exchange contracts	19,759
Net Realized Gain (Loss)	1,313,698
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,181,041
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	14
Net Unrealized Appreciation (Depreciation)	2,181,055
Net Realized and Unrealized Gain (Loss) on Investments	3,494,753
Net Increase in Net Assets Resulting from Operations	4,341,040
See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	846,287	1,375,283
Net realized gain (loss) on investments	1,313,698	(8,800,856)
Net unrealized appreciation
(depreciation) on investments	2,181,055	15,489,702
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,341,040	8,064,129
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(753,316)	(1,233,550)
Service Shares	(623,147)	(798,364)
Total Dividends	(1,376,463)	(2,031,914)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,123,175	5,771,652
Service Shares	2,035,197	6,915,742
Dividends reinvested:
Initial Shares	753,316	1,233,550
Service Shares	623,147	798,364
Cost of shares redeemed:
Initial Shares	(3,922,887)	(14,788,953)
Service Shares	(10,381,185)	(10,092,970)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,769,237)	(10,162,615)
Total Increase (Decrease) in Net Assets	(4,804,660)	(4,130,400)
Net Assets ($):
Beginning of Period	69,227,943	73,358,343
End of Period	64,423,283	69,227,943
Undistributed investment income—net	830,872	1,361,048

14

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Initial Shares
Shares sold	302,070	627,063
Shares issued for dividends reinvested	75,407	128,361
Shares redeemed	(382,121)	(1,660,345)
Net Increase (Decrease) in Shares Outstanding	(4,644)	(904,921)
Service Shares
Shares sold	197,874	761,446
Shares issued for dividends reinvested	62,314	82,904
Shares redeemed	(1,028,850)	(1,081,091)
Net Increase (Decrease) in Shares Outstanding	(768,662)	(236,741)

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Initial Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	9.82		8.96	11.21	10.92	8.79	17.43
Investment Operations:
Investment income—net[a]	.14		.20	.24	.18	.17	.34
Net realized and unrealized
gain (loss) on investments	.52		.93	(2.26)	.30	2.35	(5.94)
Total from Investment Operations	.66		1.13	(2.02)	.48	2.52	(5.60)
Distributions:
Dividends from
investment income—net	(.22)		(.27)	(.23)	(.19)	(.39)	(.35)
Dividends from net realized
gain on investments	—		—	—	—	—	(2.69)
Total Distributions	(.22)		(.27)	(.23)	(.19)	(.39)	(3.04)
Net asset value, end of period	10.26		9.82	8.96	11.21	10.92	8.79
Total Return (%)	6.76	[b]	12.67	(18.48)	4.46	30.97	(37.32)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.22	[c]	1.28	1.25	1.26	1.32	1.23
Ratio of net expenses
to average net assets	.92	[c]	1.19	1.25	1.26	1.32	1.23
Ratio of net investment income
to average net assets	2.68	[c]	2.19	2.24	1.72	1.89	2.79
Portfolio Turnover Rate	24.70	[b]	45.97	46.71	61.13	63.87	55.27
Net Assets, end of period
($ x 1,000)	37,109		35,568	40,549	59,242	58,684	49,868

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	9.82		8.95	11.21	10.92	8.77	17.39
Investment Operations:
Investment income—net[a]	.12		.16	.22	.15	.15	.32
Net realized and unrealized
gain (loss) on investments	.52		.95	(2.28)	.31	2.35	(5.94)
Total from Investment Operations	.64		1.11	(2.06)	.46	2.50	(5.62)
Distributions:
Dividends from
investment income—net	(.19)		(.24)	(.20)	(.17)	(.35)	(.31)
Dividends from net realized
gain on investments	—		—	—	—	—	(2.69)
Total Distributions	(.19)		(.24)	(.20)	(.17)	(.35)	(3.00)
Net asset value, end of period	10.27		9.82	8.95	11.21	10.92	8.77
Total Return (%)	6.60	[b]	12.42	(18.76)	4.22	30.66	(37.48)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.46	[c]	1.53	1.50	1.51	1.57	1.48
Ratio of net expenses
to average net assets	1.16	[c]	1.43	1.50	1.51	1.57	1.48
Ratio of net investment income
to average net assets	2.35	[c]	1.77	2.03	1.44	1.60	2.58
Portfolio Turnover Rate	24.70	[b]	45.97	46.71	61.13	63.87	55.27
Net Assets, end of period
($ x 1,000)	27,314		33,660	32,809	48,962	50,681	41,225

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

18

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions

20

on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	62,464,123	—	—	62,464,123
Mutual Funds	1,575,000	—	—	1,575,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	14	—	14

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At December 31, 2012, $63,876,205 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	108,000		12,150,000	10,683,000	1,575,000		2.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks

22

include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $34,569,071 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $2,290,912 of the carryover expires in fiscal year 2016 and $21,640,693 expires in fiscal year 2017. The fund has $1,015,761 of post-enactment short-term capital losses and $9,621,705 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $2,031,914. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

24

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2013 was approximately $132,600 with a related weighted average annualized interest rate of 1.14%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at an annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed from January 1, 2013 through September 30, 2013 to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .30% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $100,428 during the period ended June 30, 2013.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $38,481 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $327 for transfer agency services and $19 for cash management services. Cash management fees were partially offset by earnings credits of $3.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $17,791 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $10 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $53,236, Distribution Plan fees $5,706, custodian fees $23,455, Chief Compliance Officer fees $4,630 and transfer agency fees $110, which are offset against an expense reimbursement currently in effect in the amount of $15,981.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2013, amounted to $16,327,409 and $25,739,841, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting agreements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At June 30, 2013 derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	14	—
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	14	—
Derivatives not subject to MNA
or similar agreements	(14)	—
Total gross amount of assets and liabilities
subject to MNA or similar agreements	—	—

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of June 30, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA

Gross Amount of
	Assets in the	Financial
	Statement of	Instruments
	Assets and	and Derivatives	Securities	Cash
	Liabilities by the	Available for	Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	Offset ($)	Received[2]	Received ($)[2]	Exposure ($)
JP Morgan
Chase Bank	14	—	—	—	14
Total	14	—	—	—	14

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying

28

financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2013:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($
Purchases:
Euro,
Expiring
7/1/2013 [a]	5,697	7,415	7,415	—
Japanese Yen,
Expiring
7/2/2013 [b]	884,489	8,904	8,918	14
				14

Counterparties:
a	Morgan Stanley Capital Services
b	JP Morgan Chase Bank

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2013:

Average Market Value ($)
Forward contracts	255,242

At June 30, 2013, accumulated net unrealized depreciation on investments was $8,821,715, consisting of $3,834,402 gross unrealized appreciation and $12,656,117 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

30

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the five-year period when the fund’s performance was above the

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Dreyfus representatives discussed with the Board the reasons for the fund’s underperformance and the additional steps taken to improve performance, including appointing one of the fund’s portfolio managers as lead portfolio manager. The Board stated its expectations for improvements in the fund’s performance results in the future.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has agreed to waive receipt of a portion of the fund’s management fee in the amount of .30% of the value of the fund’s average daily net assets until September 30, 2013.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

32

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from,

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through September 30, 2013.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of

34

the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement through September 30, 2013 was in the best interests of the fund and its shareholders.

The Fund	35

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Money Market
Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
20	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Money Market Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Money Market Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After more than 30 years of declining interest rates, it appears that the secular down-trend may be over. Improvements in U.S. housing and labor markets so far in 2013 prompted the Federal Reserve Board (the “Fed”) to signal its intent to back away from its quantitative easing program later this year, a development that sparked heightened bond market volatility and rising bond yields during the second quarter.

These developments suggest to us that a new phase of the economic cycle is about to begin. The U.S. economic recovery appears poised to accelerate later this year in advance of a multi-year expansion. Stronger economic growth and the Fed’s widely anticipated shift to a more moderately stimulative monetary policy stance are likely to presage a gradual, upward drift in longer term interest rates as the relationship between rates and economic conditions normalizes. However, a tapering off of quantitative easing does not necessarily herald imminent increases in short-term interest rates, and we continue to expect any short-term interest-rate hikes to be postponed until 2015. As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Variable Investment Fund, Money Market Portfolio produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund provided an annualized effective yield of 0.00% for the same period.1

Yields of money market instruments remained near zero percent over the first half of 2013 as short-term interest rates were unchanged despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and foreign commercial paper, and other short-term corporate and bank obligations and dollar-denominated foreign bank obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Gradual U.S. Economic Recovery Continued

The reporting period began in the wake of improving economic sentiment after the Federal Reserve Board (the “Fed”) extended its commitment to historically low short-term interest rates through mid-2015. In addition, the Fed had embarked on a third round of quantitative easing involving monthly purchases of $40 billion of mortgage-backed securities over an indefinite period.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

At the start of 2013, the unemployment rate stood at 7.8% and investors were encouraged when Congress enacted last-minute legislation to avoid the bulk of automatic spending cuts and tax hikes scheduled for the start of the year. Other indicators also proved encouraging, including improvements in personal consumption, durable goods purchases, and housing market activity.

Data from January 2013 portrayed a continuation of a gradual economic recovery as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%. Matters improved in February, when the unemployment rate fell to 7.7% and 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. However, reduced government spending dampened GDP growth, and the U.S. economy achieved only a mild 1.8% annualized growth rate during the first quarter of the year.

The sluggish economic recovery continued in April, when the private sector added 176,000 jobs and the unemployment rate fell to a multi-year low of 7.5% as some discouraged workers left the workforce.Yet, the service and manufacturing sectors continued to expand. Economic sentiment appeared to change dramatically in May after remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal that the Fed would begin to curtail its ongoing quantitative easing program sooner than many had expected. However, expectations of a less accommodative monetary policy seemed to be at odds with a decline in U.S. manufacturing activity, an increase in the unemployment rate to 7.6%, and subdued inflation during the month. Equity investors nonetheless signaled optimism about the future as several broad indices of stock market performance reached new record highs in May.

June saw heightened investor uncertainty in the wake of the Fed’s relatively hawkish comments. Consequently, stock prices retreated from their earlier highs, while intermediate- and long-term interest rates moved significantly higher. Nonetheless, the U.S. economy provided generally positive signals in June, including robust increases in home and automobile sales, expansions of the manufacturing and service sectors, and the creation of 188,000 jobs with no change in the unemployment rate.

4

No Changes Expected for Short-Term Rates

Despite this evidence of a recovering U.S. economy, short-term interest rates and money market yields remained near zero percent throughout the reporting period, and yield differences along the money market’s maturity spectrum stayed relatively narrow. Therefore, as we have for some time, we maintained the fund’s weighted average maturity in a position we considered to be roughly in line with market averages, and we remained focused on well-established issuers with good liquidity characteristics, including banks in Australia, Canada, and Japan, but relatively few in Europe.

Although the Fed has confirmed that it is likely to begin curtailing its quantitative easing program later this year if current economic trends persist, we have seen no evidence that monetary policymakers are prepared to raise short-term interest rates anytime soon. Consequently, we intend to keep the fund’s focus on quality and liquidity.

July 15, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more
NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund,
Money Market Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Money Market Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

Expenses paid per $1,000†	$ .79
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

Expenses paid per $1,000†	$ .80
Ending value (after expenses)	$1,024.00

† Expenses are equal to the fund’s annualized expense ratio of .16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—13.0%	Amount ($)		Value ($)
Branch Banking & Trust Co. (Yankee)
0.17%, 7/23/13	5,000,000		5,000,000
Mizuho Corporate Bank (Yankee)
0.23%, 7/15/13	5,000,000		5,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.23%, 9/12/13	5,000,000	[a]	5,000,000
Wells Fargo Bank, NA (Yankee)
0.18%, 8/8/13	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $20,000,000)			20,000,000

Commercial Paper—46.7%
Bank of Nova Scotia
0.01%, 7/1/13	5,000,000		5,000,000
Barclays U.S. Funding
0.19%, 8/22/13	5,000,000		4,998,628
BNP Paribas Finance Inc.
0.04%, 7/1/13	5,000,000		5,000,000
Coca Cola Company
0.19%, 10/21/13	5,000,000	[a]	4,997,044
Credit Agricole NA
0.11%, 7/1/13	5,000,000		5,000,000
General Electric Capital Corp.
0.22%, 12/9/13	5,000,000		4,995,081
International Business Machine
0.04%, 7/1/13	7,000,000		7,000,000
Metlife Short Term Funding LLC
0.17%, 7/1/13	5,000,000	[a]	5,000,000
National Australia Funding (DE) Inc.
0.22%, 7/17/13	5,000,000	[a,b]	5,000,000
Natixis US Finance Company LLC
0.10%, 7/1/13	5,000,000		5,000,000
RBS Holdings USA Inc.
0.12%, 7/1/13	5,000,000		5,000,000
Societe Generale N.A. Inc.
0.09%, 7/1/13	5,000,000		5,000,000
Sumitomo Mitsui Trust Bank
0.23%, 8/6/13	5,000,000	[a]	4,998,850

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
UBS Finance (Delaware) Inc.
0.03%, 7/1/13	5,000,000		5,000,000
Total Commercial Paper
(cost $71,989,603)			71,989,603

Asset-Backed Commercial Paper—16.2%
Collateralized Commercial Paper Program Co., LLC
0.30%, 11/4/13	5,000,000		4,994,750
Fairway Finance Company LLC
0.17%, 9/20/13	5,000,000	[a]	4,998,088
FCAR Owner Trust, Ser. II
0.21%, 9/4/13	5,000,000		4,998,104
Northern Pines Funding LLC
0.40%, 9/3/13	5,000,000	[a]	4,996,444
Regency Markets No. 1 LLC
0.17%, 7/22/13	5,000,000	[a]	4,999,504
Total Asset-Backed Commercial Paper
(cost $24,986,890)			24,986,890

Time Deposits—3.3%
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.06%, 7/1/13
(cost $5,000,000)	5,000,000		5,000,000

U.S. Treasury Notes—3.3%
0.16%, 12/15/13
(cost $5,013,465)	5,000,000		5,013,465

Repurchase Agreements—17.6%
ABN AMRO Bank N.V.
0.12%, dated 6/28/13, due 7/1/13 in the
amount of $15,000,150 (fully collateralized by
$15,578,200 U.S. Treasury Notes, 0.75%-3.50%,
due 10/31/17-2/15/18, value $15,300,085)	15,000,000		15,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Barclays Capital, Inc.
0.10%, dated 6/28/13, due 7/1/13 in the
amount of $12,000,100 (fully collateralized by
$6,808,786 U.S. Treasury Notes, 0.25%-2.50%,
due 3/31/15-8/31/17, value $6,944,961 and
$5,191,215 U.S. Treasury Strips,
due 2/15/22-2/15/24, value $5,295,039)	12,000,000	12,000,000
Total Repurchase Agreements
(cost $27,000,000)		27,000,000

Total Investments (cost $153,989,958)	100.1%	153,989,958

Liabilities, Less Cash and Receivables	(.1%)	(212,095)

Net Assets	100.0%	153,777,863

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2013, these securities amounted to $39,989,930 or 26.0% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	48.7	U.S. Government	3.3
Repurchases Agreements	17.6	Asset-Backed/Multi-Seller Programs	3.2
Asset-Backed/Banking	9.8	Asset Backed/Single Seller	3.2
Finance	7.8	Beverages-Soft Drink	3.2
Insurance	3.3		100.1

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $27,000,000)—Note 1(b)	153,989,958	153,989,958
Cash		844,403
Interest receivable		8,891
Prepaid expenses		7,237
		154,850,489
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		21,135
Payable for shares of Beneficial Interest redeemed		1,014,595
Accrued expenses		36,896
		1,072,626
Net Assets ($)		153,777,863
Composition of Net Assets ($):
Paid-in capital		153,777,863
Net Assets ($)		153,777,863
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		153,746,589
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Interest Income	120,794
Expenses:
Investment adivsory fee—Note 2(a)	386,348
Professional fees	29,820
Custodian fees—Note 2(a)	22,308
Prospectus and shareholders’ reports	14,441
Trustees’ fees and expenses—Note 2(b)	8,361
Shareholder servicing costs—Note 2(a)	251
Miscellaneous	7,239
Total Expenses	468,768
Less—reduction in expenses due to undertaking—Note 2(a)	(347,651)
Less—reduction in fees due to earnings credits—Note 2(a)	(349)
Net Expenses	120,768
Investment Income—Net, representing net increase
in net assets resulting from operations	26

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	26	55
Net realized gain (loss) on investments	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	26	55
Dividends to Shareholders from ($):
Investment income—net	(26)	(59)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	138,449,979	221,251,056
Dividends reinvested	26	59
Cost of shares redeemed	(132,977,408)	(294,308,094)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	5,472,597	(73,056,979)
Total Increase (Decrease) in Net Assets	5,472,597	(73,056,983)
Net Assets ($):
Beginning of Period	148,305,266	221,362,249
End of Period	153,777,863	148,305,266

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2013				Year Ended December 31,
	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001	.025
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.025)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.01		.01		.13	2.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	[b]	.59		.60		.58		.59	.57
Ratio of net expenses
to average net assets	.16	[b]	.21		.17		.29		.44	.57
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.11	2.53
Net Assets, end of period
($ x 1,000)	153,778 148,305				221,362		211,094		357,146	290,933

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Money Market Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

14

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	153,989,958
Level 3—Significant Unobservable Inputs	—
Total	153,989,958
† See Statement of Investments for additional detailed categorizations.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund

16

will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.At June 30, 2013, the fund had investments in repurchase agreements with a gross value of $27,000,000 in the Statement of Assets and Liabilities. The value of related collateral exceeded the value of repurchase agreements. See Statement of Investments for detailed collateral information.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the investment advisory fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $347,651 during the period ended June 30, 2013.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period

18

ended June 30, 2013, the fund was charged $182 for transfer agency services and $8 for cash management services. Cash management fees were partially offset by earnings credits of $1.These fees are included in Shareholder servicing costs in the Statement of Operations

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $22,308 pursuant to the custody agreement.These fees were partially offset by earnings credits of $348.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $4 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $60,284, custodian fees $10,857, Chief Compliance Officer fees $4,630 and transfer agency fees $63, which are offset against an expense reimbursement currently in effect in the amount of $54,699.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

20

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally at the Performance Group and Performance Universe medians and ranked in the second quartile of the Performance Group in all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ prof-itability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a dis-

22

cussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

24

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to fund securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Opportunistic
Small Cap Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending.Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by David A. Daglio, Primary Portfolio Manager; James Boyd and Dale Dutile, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio’s Initial shares produced a total return of 20.50%, and its Services shares returned 20.37%.1 In comparison, the Russell 2000 Index, the fund’s benchmark, produced a total return of 15.86% for the same period.2

Small-cap stocks rallied over the first six months of 2013 as investors responded positively to improving economic data. The fund produced higher returns than its benchmark, primarily due to the success of its stock selection strategy in the consumer discretionary, financials, and materials sectors.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis.The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment.A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe.The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

Recovering Economy Fueled Market Gains

The year began in the wake of uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

responded positively to improved U.S. employment and housing market trends, and to aggressively accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and other central banks.As a result, by mid-May several broad measures of stock market performance reached new record highs.

In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that monetary policymakers would back away from an ongoing quantitative easing program sooner than many had expected. Ensuing market turbulence in late May and June erased some of the market’s previous gains, and investors began to turn away from relatively conservative, dividend-paying stocks and toward those considered more speculative and economically sensitive. Consequently, small-cap stocks produced higher returns than their large- and midcap counterparts over the first half of the year.

Strong Stock Selections in Several Sectors Drove Gains

Attractive fundamentals and valuations led the fund to significantly overweighted exposure to automotive suppliers in the consumer discretionary sector, including Tower International,American Axle & Manufacturing Holdings, Dana Holding, and Tenneco, which rallied strongly. In addition, we successfully anticipated turnarounds among previously struggling retailers, such as Fifth & Pacific Companies,Williams-Sonoma, and Jones Group.

In the financials sector, we maintained underweighted positions in richly valued real estate investment trusts (REITs), a group that lost value during the second quarter of 2013. Instead, we focused on consumer finance companies, such as Portfolio Recovery Associates, that we believed would benefit from improving consumer credit quality.We also increased the fund’s exposure to commercial banks, such as SVB Financial Group, prior to an increase in net interest margins that drove the industry higher. In the materials sector, carbon fiber equipment maker Zoltek Companies gained value when it implemented strategies to enhance operating profitability. Underweighted exposure to commodities producers, a group hurt by sluggish global growth, further enhanced relative performance. Finally, the fund benefited from strong stock selections in other areas, led by transportation companies such as Avis Budget Group, Arkansas Best, and Con-way; temporary staffing services provider TrueBlue; and office furniture makers Herman Miller and Steelcase.

4

On the other hand, a few stock selections disappointed, particularly in the information technology sector, where mobile advertising solutions provider Velti and cloud-based remote access company LogMeIn both drifted from our investment thesis and lost value. Other notable laggards included specialty technology products distributor ScanSource and data and financial analytics provider CoreLogic. In the health care sector, biotechnology companies Spectrum Pharmaceuticals and Emergent BioSolutions trailed sector averages.

Positioned to Benefit from a Broadening Recovery

We believe the U.S. economic recovery is likely to continue broadening beyond purchases of homes and autos to include other consumer areas as well as capital spending on plants, equipment, and corporate technology upgrades.These expectations are reflected in the fund’s overweighted exposure to the information technology, industrial, and consumer discretionary sectors, and limited exposure to REITs, consumer staples stocks, and utilities.

July 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of the 3,000 largest U.S.
companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.30	$6.67
Ending value (after expenses)	$1,205.00	$1,203.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.86	$6.11
Ending value (after expenses)	$1,019.98	$1,018.74

† Expenses are equal to the fund’s annualized expense ratio of .97% for Initial Shares and 1.22% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—99.0%	Shares		Value ($)
Automobiles & Components—7.8%
American Axle & Manufacturing Holdings	215,200	[a]	4,009,176
Dana Holding	315,970		6,085,582
Tenneco	51,430	[a]	2,328,750
Tower International	75,920	[a]	1,502,457
			13,925,965
Banks—10.2%
EverBank Financial	270,490		4,479,314
First Commonwealth Financial	59,290		436,967
First Niagara Financial Group	299,500		3,015,965
SCBT Financial	69,160	[b]	3,484,972
SVB Financial Group	66,710	[a]	5,558,277
TCF Financial	90,740		1,286,693
			18,262,188
Capital Goods—6.9%
Belden	15,910		794,386
Brady, Cl. A	74,280		2,282,624
Commercial Vehicle Group	52,150	[a]	389,039
L.B. Foster, Cl. A	19,090		824,115
Rush Enterprises, Cl. A	53,720	[a]	1,329,570
Trinity Industries	38,540		1,481,478
Watts Water Technologies, Cl. A	69,920		3,170,173
WESCO International	29,580	[a]	2,010,257
			12,281,642
Commercial & Professional Services—7.0%
Herman Miller	167,980		4,547,219
Steelcase, Cl. A	396,640		5,783,011
TrueBlue	103,930	[a]	2,187,726
			12,517,956
Consumer Durables & Apparel—5.3%
Fifth & Pacific Companies	76,820	[a]	1,716,159
Jones Group	383,600		5,274,500
Tumi Holdings	98,570	[a]	2,365,680
			9,356,339
Consumer Services—.6%
SHFL Entertainment	57,480	[a]	1,017,971

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—3.0%
Nelnet, Cl. A	62,520		2,256,347
Portfolio Recovery Associates	20,440	[a]	3,140,197
			5,396,544
Energy—1.3%
Superior Energy Services	91,080	[a]	2,362,615
Exchange-Traded Funds—.5%
iShares Russell 2000 ETF	8,790	[b]	852,630
Health Care Equipment & Services—5.8%
Align Technology	94,640	[a,b]	3,505,466
Hanger	134,490	[a]	4,253,919
Merit Medical Systems	229,460	[a]	2,558,479
			10,317,864
Insurance—1.4%
Brown & Brown	79,410		2,560,178
Materials—4.7%
Chemtura	168,410	[a]	3,418,723
OMNOVA Solutions	331,560	[a]	2,655,796
Zoltek	174,600	[a,b]	2,254,086
			8,328,605
Media—.5%
AMC Networks, Cl. A	6,680	[a]	436,939
Lamar Advertising, Cl. A	9,150	[a]	397,110
			834,049
Pharmaceuticals, Biotech &
Life Sciences—5.9%
Cubist Pharmaceuticals	17,940	[a]	866,502
Emergent BioSolutions	274,039	[a]	3,951,642
Questcor Pharmaceuticals	51,770	[b]	2,353,464
Salix Pharmaceuticals	51,800	[a]	3,426,570
			10,598,178
Real Estate—1.0%
Jones Lang LaSalle	19,550		1,781,787
Retailing—2.4%
Williams-Sonoma	75,020		4,192,868
Semiconductors & Semiconductor
Equipment—5.5%
Applied Micro Circuits	496,410	[a]	4,368,408

8

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Lattice Semiconductor	351,360	[a]	1,781,395
Microsemi	139,200	[a]	3,166,800
Xilinx	13,680		541,865
			9,858,468
Software & Services—10.6%
Cardtronics	60,330	[a]	1,665,108
CoreLogic	74,510	[a]	1,726,397
CSG Systems International	154,430		3,351,131
DealerTrack Technologies	173,150	[a]	6,134,705
Heartland Payment Systems	56,050		2,087,863
WEX	52,000	[a]	3,988,400
			18,953,604
Technology Hardware &
Equipment—14.0%
Arrow Electronics	90,400	[a]	3,602,440
Ciena	310,590	[a]	6,031,658
FLIR Systems	55,320		1,491,980
JDS Uniphase	259,760	[a]	3,735,349
Plexus	50,560	[a]	1,511,238
ScanSource	135,000	[a]	4,320,000
Vishay Intertechnology	311,790	[a]	4,330,763
			25,023,428
Transportation—4.6%
Arkansas Best	46,780		1,073,601
Avis Budget Group	81,520	[a]	2,343,700
Con-way	24,240		944,391
Landstar System	72,950		3,756,925
			8,118,617
Total Common Stocks
(cost $148,862,606)			176,541,496

Other Investment—1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,750,245)	2,750,245	[c]	2,750,245

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,982,632)	3,982,632 [c]	3,982,632
Total Investments (cost $155,595,483)	102.7%	183,274,373
Liabilities, Less Cash and Receivables	(2.7%)	(4,768,757)
Net Assets	100.0%	178,505,616

ETF—Exchange Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $4,902,426 and the value of the collateral held by the fund was $5,157,389, consisting of cash collateral of $3,982,632 and
U.S. Government & Agency securities valued at $1,174,757.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology Hardware & Equipment	14.0	Materials	4.7
Software & Services	10.6	Transportation	4.6
Banks	10.2	Money Market Investments	3.7
Automobiles & Components	7.8	Diversified Financials	3.0
Commercial & Professional Services	7.0	Retailing	2.4
Capital Goods	6.9	Insurance	1.4
Pharmaceuticals,		Energy	1.3
Biotech & Life Sciences	5.9	Real Estate	1.0
Health Care Equipment & Services	5.8	Consumer Services	.6
Semiconductors &		Exchange-Traded Funds	.5
Semiconductor Equipment	5.5	Media	.5
Consumer Durables & Apparel	5.3		102.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,902,426)—Note 1(b):
Unaffiliated issuers	148,862,606	176,541,496
Affiliated issuers	6,732,877	6,732,877
Cash		60,219
Receivable for investment securities sold		1,295,960
Dividends and securities lending income receivable		66,814
Prepaid expenses		59,118
		184,756,484
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		129,433
Liability for securities on loan—Note 1(b)		3,982,632
Payable for investment securities purchased		1,982,028
Payable for shares of Beneficial Interest redeemed		62,700
Accrued expenses		94,075
		6,250,868
Net Assets ($)		178,505,616
Composition of Net Assets ($):
Paid-in capital		191,595,875
Accumulated Investment (loss)—net		(351,582)
Accumulated net realized gain (loss) on investments		(40,417,567)
Accumulated net unrealized appreciation
(depreciation) on investments		27,678,890
Net Assets ($)		178,505,616

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	161,909,538	16,596,078
Shares Outstanding	4,244,040	442,922
Net Asset Value Per Share ($)	38.15	37.47

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	503,692
Affiliated issuers	630
Income from securities lending—Note 1(b)	135,421
Total Income	639,743
Expenses:
Investment advisory fee—Note 3(a)	751,880
Prospectus and shareholders’ reports	152,078
Professional fees	32,387
Distribution fees—Note 3(b)	19,060
Custodian fees—Note 3(b)	18,547
Trustees’ fees and expenses—Note 3(c)	9,512
Loan commitment fees—Note 2	610
Shareholder servicing costs—Note 3(b)	4
Miscellaneous	7,251
Total Expenses	991,329
Less—reduction in fees due to earnings credits—Note 3(b)	(4)
Net Expenses	991,325
Investment (Loss)—Net	(351,582)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	26,236,589
Net realized gain (loss) on financial futures	267,843
Net Realized Gain (Loss)	26,504,432
Net unrealized appreciation (depreciation) on investments	12,423,925
Net Realized and Unrealized Gain (Loss) on Investments	38,928,357
Net Increase in Net Assets Resulting from Operations	38,576,775

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment (loss)—net	(351,582)	(134,196)
Net realized gain (loss) on investments	26,504,432	13,494,308
Net unrealized appreciation
(depreciation) on investments	12,423,925	21,999,537
Net Increase (Decrease) in Net Assets
Resulting from Operations	38,576,775	35,359,649
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,823,145	11,511,594
Service Shares	1,216,206	1,341,823
Cost of shares redeemed:
Initial Shares	(61,011,898)	(28,665,090)
Service Shares	(1,500,173)	(2,704,165)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(55,472,720)	(18,515,838)
Total Increase (Decrease) in Net Assets	(16,895,945)	16,843,811
Net Assets ($):
Beginning of Period	195,401,561	178,557,750
End of Period	178,505,616	195,401,561
Accumulated investment (loss)—net	(351,582)	—
Capital Share Transactions (Shares):
Initial Shares
Shares sold	166,193	392,487
Shares redeemed	(1,649,236)	(973,554)
Net Increase (Decrease) in Shares Outstanding	(1,483,043)	(581,067)
Service Shares
Shares sold	34,573	46,321
Shares redeemed	(43,840)	(92,503)
Net Increase (Decrease) in Shares Outstanding	(9,267)	(46,182)

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Initial Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	31.66		26.26	30.58	23.49	19.01	32.34
Investment Operations:
Investment income (loss)—net[a]	(.06)		(.02)	(.10)	.12	.17	.26
Net realized and unrealized
gain (loss) on investments	6.55		5.42	(4.10)	7.16	4.63	(11.87)
Total from Investment Operations	6.49		5.40	(4.20)	7.28	4.80	(11.61)
Distributions:
Dividends from
investment income—net	—		—	(.12)	(.19)	(.32)	(.25)
Dividends from net realized
gain on investments	—		—	—	—	—	(1.47)
Total Distributions	—		—	(.12)	(.19)	(.32)	(1.72)
Net asset value, end of period	38.15		31.66	26.26	30.58	23.49	19.01
Total Return (%)	20.50	[b]	20.56	(13.82)	31.11	26.04	(37.59)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97	[c]	.88	.88	.86	.86	.83
Ratio of net expenses
to average net assets	.97	[c]	.88	.82	.70	.71	.75
Ratio of net investment income
(loss) to average net assets	(.33)[c]		(.05)	(.36)	.46	.88	.95
Portfolio Turnover Rate	44.60	[b]	61.38	91.45	192.88	69.73	77.65
Net Assets, end of period
($ x 1,000)	161,910		181,323	165,656	194,105	163,322	144,777

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

14

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	31.13		25.89	30.20	23.24	18.77	31.94
Investment Operations:
Investment income (loss)—net[a]	(.10)		(.09)	(.17)	.06	.12	.20
Net realized and unrealized
gain (loss) on investments	6.44		5.33	(4.05)	7.06	4.60	(11.75)
Total from Investment Operations	6.34		5.24	(4.22)	7.12	4.72	(11.55)
Distributions:
Dividends from
investment income—net	—		—	(.09)	(.16)	(.25)	(.15)
Dividends from net realized
gain on investments	—		—	—	—	—	(1.47)
Total Distributions	—		—	(.09)	(.16)	(.25)	(1.62)
Net asset value, end of period	37.47		31.13	25.89	30.20	23.24	18.77
Total Return (%)	20.37	[b]	20.24	(14.03)	30.77	25.77	(37.77)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.22	[c]	1.13	1.13	1.11	1.11	1.08
Ratio of net expenses
to average net assets	1.22	[c]	1.13	1.07	.95	.96	.99
Ratio of net investment income
(loss) to average net assets	(.60)[c]		(.30)	(.61)	.22	.63	.75
Portfolio Turnover Rate	44.60	[b]	61.38	91.45	192.88	69.73	77.65
Net Assets, end of period
($ x 1,000)	16,596		14,078	12,902	15,414	12,422	10,077

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Opportunistic Small Cap Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

16

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions

18

on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	175,688,866	—	—	175,688,866
Exchange-Traded
Funds	852,630	—	—	852,630
Mutual Funds	6,732,877	—	—	6,732,877

† See Statement of Investments for additional detailed categorizations.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013, The Bank of New York Mellon earned $58,037 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2012 ($)	Purchases ($)	Sales ($)	6/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,113,542	35,516,938	33,880,235	2,750,245	1.5
Dreyfus
Institutional
Cash
Advantage
Fund	20,035,819	73,953,648	90,006,835	3,982,632	2.2
Total	21,149,361	109,470,586	123,887,070	6,732,877	3.7

20

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $67,004,900 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $16,380,209 of the carryover expires in fiscal year 2016 and $50,624,691 expires in fiscal year 2017.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their

22

variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $19,060 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $554 for transfer agency services and $29 for cash management services. Cash management fees were partially offset by earnings credits of $4.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $18,547 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $16 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $109,698, Distribution Plan fees $3,387, custodian fees $11,555, Chief Compliance Officer fees $4,630 and transfer agency fees $163.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2013, amounted to $88,121,135 and $144,961,851, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund

24

recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At June 30, 2013, there were no financial futures outstanding.

At June 30, 2013, accumulated net unrealized appreciation on investments was $27,678,890, consisting of $29,840,406 gross unrealized appreciation and $2,161,516 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the sames as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the“Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The

26

Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was in the fourth quartile in the Performance Group and Performance Universe medians for the various periods, except for the one-year period when the fund’s performance was in the first quartile in the Performance Group and Performance Universe. Dreyfus representatives noted that three new primary portfolio managers had been appointed in June 2011. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting

28

firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s improved performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Quality Bond Portfolio

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Financial Futures
17	Statement of Options Written
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
24	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Quality Bond Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After more than 30 years of declining interest rates, it appears that the secular bull market in bonds may be over. Bond yields began the reporting period with little room for further declines, making an upward trend more likely in the midst of a sustained U.S. economic recovery. Indeed, improvements in U.S. housing and labor markets so far in 2013 prompted the Federal Reserve Board (the “Fed”) to signal its intent to back away from its quantitative easing program later this year, a development that sparked heightened bond market volatility during the second quarter.

We expect the U.S. economic recovery to accelerate later this year in advance of a multi-year expansion. Pent-up demographic demand could support continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. In the bond market, the Fed’s widely anticipated shift to a more moderately stimulative monetary policy stance is likely to presage a multi-year upward drift in interest rates as the relationship between rates and economic conditions normalizes. While these developments may hurt some segments of the bond market, others could respond more favorably. Therefore, as always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by David Bowser, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares achieved a total return of –2.89%, and its Service shares achieved a total return of –2.94%.1 The Barclays U.S.Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of –2.44% for the same period.2

The U.S. bond market encountered heightened volatility over the second half of the reporting period as investors anticipated a more moderately accommodative monetary policy from the Federal Reserve Board (the “Fed”). The fund produced slightly lower returns than its benchmark, mainly due to its security selection strategy among mortgage-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its net assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations, and zero coupon bonds, that, when purchased, are A-rated or better or what we believe are the unrated equivalent, and in securities issued or guaranteed by the U.S. government or its agencies or its instrumentalities. The fund may also invest in fixed income securities rated lower than A (but not lower than B), up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds of foreign issuers whether denominated in U.S. dollars or in a foreign currency.

Fed Comments Roiled Bond Market

The year began in the wake of heightened uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

responded positively to improved U.S. employment and housing market trends, and to aggressively accommodative monetary policies implemented by the Fed and other central banks. As a result, higher yielding sectors of the U.S. bond market fared well, on average, during the first quarter of the year.

However, the market’s more interest rate-sensitive sectors, such as U.S. government securities, suffered bouts of volatility as investors anticipated higher intermediate- and long-term interest rates in the recovering economy.These worries intensified in late May, when remarks by Fed chairman Ben Bernanke were interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than many had expected. As a result, prices in most bond market sectors fell sharply, and the benchmark ended the reporting period with a modest loss.

Mortgage-Backed Securities Dampened Fund Results

We maintained the fund’s mild emphasis on higher yielding sectors of the U.S. bond market, which helped the fund participate more fully in their relative strength during the first quarter of 2013. However, the benefits of this strategy were more than offset by weakness later in the reporting period among the fund’s holdings of mortgage-backed securities. We had focused mainly on lower-coupon mortgages, which we regarded as attractively valued and less vulnerable to the risks of rising prepayment rates in the recovering economy.The fund’s relative performance suffered when lower coupon mortgages underperformed their higher coupon counterparts during the late spring market correction.

The fund achieved better relative results from its interest rate strategies, including an average duration that was somewhat shorter than industry averages. This duration position helped cushion the impact of heightened market volatility.At times during the reporting period, we successfully employed futures contracts to hedge the fund’s duration positioning. In addition, the fund’s holdings of corporate-backed securities at the lower end of the investment-grade spectrum fared relatively well. A small position in European sovereign bonds, which rallied from previously depressed levels, also contributed positively to the fund’s relative results.

A More Cautious Investment Posture

As of midyear, we expect volatility to persist in fixed-income markets until investors see a greater degree of economic certainty. Expectations of a shift later this year to less accommodative U.S. monetary policy have been exacerbated by disappointing economic data from China and other emerging markets, leading some analysts to question the sustainability of the global recovery. However, we also have begun to see some stabilization of U.S. interest rates and higher yielding bond prices, and we remain watchful for opportunities to purchase securities that may have been punished too severely during the market’s recent turbulence.

Nonetheless, in light of the risks of ongoing market volatility, we have established a more cautious investment posture, including a more mild emphasis on corporate-backed securities and other higher yielding market sectors. In our view, these are prudent strategies at a time of heightened market turbulence.

July 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps
(including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit
derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund,
Quality Bond Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.The Index does not include fees and expenses to which the fund is subject.
Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Quality Bond Portfolio from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.55	$5.77
Ending value (after expenses)	$971.10	$970.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.66	$5.91
Ending value (after expenses)	$1,020.18	$1,018.94

† Expenses are equal to the fund’s annualized expense ratio of .93% for Initial Shares and 1.18% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—118.2%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./
Auto Receivables—6.3%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000	294,651
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000	152,811
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	175,000	179,093
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000	243,447
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000	521,643
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000	153,899
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000	112,166
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000	273,876
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	71,562	71,742
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000	203,657
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000	281,646
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000	497,238
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000	443,074
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000	250,947
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	475,000	481,131
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	305,000	311,806
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000	109,048
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000	206,948
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000	245,800
				5,034,623

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans—.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.38	12/25/33	202,118	[a]	206,364
Commercial Mortgage
Pass-Through Ctfs.—5.0%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. AAB	5.69	9/11/38	219,770	[a]	219,830
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	390,000		370,865
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.88	12/10/49	200,000	[a]	227,575
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	[b]	216,118
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,065,000	[a,b]	1,067,684
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	395,000	[a,b]	396,782
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. K	4.80	3/6/20	225,000	[a,b]	226,547
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	485,000	[b]	533,971
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	340,035		341,625
JP Morgan Chase Commerical
Mortgage Securities,
Ser. 2012-LC9, Cl. A3	2.48	12/15/47	155,000		151,496
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C7, Cl. A4	2.92	2/15/46	105,000		98,306
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	145,000		146,845
					3,997,644
Consumer Discretionary—4.4%
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		100,530
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	[b]	474,001

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary (continued)
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	276,434		312,615
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	504,526	[b]	647,991
Gestamp Fund,
Sr. Scd. Notes	5.63	5/31/20	235,000	[b]	224,425
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	345,000		393,352
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	165,000	[b]	190,457
Staples,
Sr. Unscd. Notes	2.75	1/12/18	470,000		470,641
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	550,000		552,445
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	160,000		160,572
					3,527,029
Consumer Staples—1.1%
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	100,000		92,991
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	215,000		198,782
Mondelez International,
Sr. Unscd. Notes	6.13	2/1/18	305,000		352,856
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	240,000	[b]	244,897
					889,526
Energy—2.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		610,060
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		246,295
Kinder Morgan
Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		202,669
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		332,325
Unit,
Gtd. Notes	6.63	5/15/21	165,000		169,125

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		115,020
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		68,362
					1,743,856
Financial—15.5%
Ally Financial,
Gtd. Notes	4.63	6/26/15	440,000		451,227
AON,
Gtd. Notes	3.50	9/30/15	240,000		251,804
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	100,000		110,257
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	655,000		675,092
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	140,000		147,213
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	224,000		269,687
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	210,000		215,512
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	270,000		299,010
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	180,000		198,770
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		365,724
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		609,019
Duke Realty,
Gtd. Notes	8.25	8/15/19	240,000		299,456
EPR Properties,
Gtd. Notes	5.75	8/15/22	245,000		248,337
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	[b]	105,906
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[b]	139,473
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	720,000		769,625

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	85,000		95,579
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	110,000		126,360
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	245,000		262,558
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	160,000		176,784
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		258,433
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		343,611
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	225,000		232,343
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	250,000		254,062
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	155,000	[b]	156,344
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	330,000		344,363
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	[b]	112,721
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000		797,639
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	285,000		358,404
Morgan Stanley,
Sr. Unscd. Notes	2.88	1/24/14	250,000		252,633
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	240,000		256,698
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	[b]	327,599
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	[a]	241,200
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000		71,020
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		133,764

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	270,000		274,672
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	[a]	493,000
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	500,000	[b]	504,869
Standard Chartered,
Sub. Notes	3.95	1/11/23	515,000	[b]	480,009
WEA Finance,
Gtd. Notes	7.13	4/15/18	360,000	[b]	427,675
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000		172,761
					12,311,213
Foreign/Governmental—1.6%
Corporacion Andina de Fomento,
Sr. Unscd. Notes	3.75	1/15/16	275,000		291,683
Indonesia Eximbank,
Sr. Unscd. Notes	3.75	4/26/17	200,000		194,521
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	335,000		325,180
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	305,000		328,642
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	110,000		133,993
					1,274,019
Health Care—.4%
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	310,000		310,685
Industrial—.6%
CSX,
Sr. Unscd. Notes	4.75	5/30/42	225,000		216,039
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		248,523
					464,562
Information Technology—.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	85,000		83,249

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials—1.9%
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	120,000		122,928
Freeport-McMoRan
Copper & Gold,
Sr. Unscd. Notes	5.45	3/15/43	630,000	[b]	557,474
Teck Resources,
Gtd. Notes	5.40	2/1/43	260,000	[c]	228,396
Teck Resources,
Gtd. Notes	6.25	7/15/41	185,000		175,823
Vale Overseas,
Gtd. Notes	4.38	1/11/22	235,000		224,386
Vale,
Sr. Unscd. Notes	5.63	9/11/42	220,000		193,026
					1,502,033
Municipal Bonds—.8%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		439,083
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		226,868
					665,951
Residential Mortgage
Pass-Through Ctfs.—.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.46	7/25/35	145,187	[a]	128,512
Telecommunications—1.6%
Cellco Partnership/
Verizon Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	170,000		221,044
SBA Tower Trust,
Mortgage. Bonds	3.60	4/15/43	425,000	[b]	422,134
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	425,000		420,675
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	150,000		165,434
					1,229,287

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed—23.3%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	[d,e]	2,220,817
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%, 12/15/32			34,905	[d]	35,249
5.50%, 5/1/40			42,369	[d]	45,704
Federal National Mortgage Association:
3.00%			5,205,000	[d,e]	5,129,043
3.50%			5,415,000	[d,e]	5,498,763
4.00%			895,000	[d,e]	932,653
5.00%			2,515,000	[d,e]	2,706,966
5.00%, 3/1/21—11/1/21			396,355	[d]	424,660
5.50%, 2/1/34—7/1/40			463,024	[d]	507,871
6.00%, 2/1/39—5/1/39			212,089	[d]	232,340
7.00%, 6/1/29—9/1/29			23,245	[d]	27,086
Government National Mortgage Association I;
5.50%, 4/15/33			709,227		785,831
Government National Mortgage Association II;
7.00%, 9/20/28—7/20/29			7,500		8,817
					18,555,800
U.S. Government Securities—49.8%
U.S. Treasury Bonds:
3.88%, 8/15/40			1,105,000	[c]	1,194,781
6.13%, 11/15/27			335,000		459,788
U.S. Treasury Notes:
0.13%, 8/31/13			540,000		540,063
0.13%, 7/31/14			3,145,000	[c]	3,142,604
0.38%, 6/30/13			3,445,000	[c]	3,445,000
0.38%, 7/31/13			10,697,000	[c]	10,699,920
1.75%, 5/31/16			845,000	[c]	871,637
2.13%, 5/31/15			8,230,000	[c]	8,509,853
2.38%, 7/31/17			10,220,000	[c]	10,745,369
					39,609,015
Utilities—3.1%
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		452,219
Electricite de France,
Sub. Notes	5.25	1/29/49	400,000	[a,b]	383,106
Enel Finance International,
Gtd. Notes	6.80	9/15/37	310,000	[b]	311,350

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		201,899
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		339,863
Nisource Finance,
Gtd. Notes	4.45	12/1/21	245,000		253,421
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		338,502
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		165,627
					2,445,987
Total Bonds and Notes
(cost $93,443,378)					93,979,355

Preferred Stocks—.5%			Shares		Value ($)
Financial
General Electric Capital,
Non-Cum., Perpetual, Ser. B, $6.25
(cost $395,000)			3,950	[a]	421,457
			Face Amount
			Covered by
Options Purchased—.4%			Contracts ($)		Value ($)
Put Options
3-Month USD LIBOR-BBA,
March 2023 @ $4.50
(cost $303,310)			4,260,000	[f]	273,984
			Principal
Short-Term Investments—.4%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.10%, 7/25/13
(cost $314,979)			315,000	[g]	314,997

Other Investment—1.1%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $895,560)			895,560	[h]	895,560

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $236,600)	236,600 [h]	236,600
Total Investments (cost $95,588,827)	120.9%	96,121,953
Liabilities, Less Cash and Receivables	(20.9%)	(16,635,960)
Net Assets	100.0%	79,485,993

BBA—British Bankers Association
GO—General Obligation
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
REMIC— Real Estate Mortgage Investment Conduit
USD—U.S. Dollar

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2013, these securities were valued at $8,151,533 or 10.3% of net assets.
c Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $34,236,451 and the value of the collateral held by the fund was $35,154,859, consisting of cash collateral of $236,600 and
U.S. Government & Agency securities valued at $34,918,259.
d The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Purchased on a forward commitment basis.
f Non-income producing security.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies/		Foreign/Governmental	1.6
Mortgage-Backed	73.1	Municipal Bonds	.8
Corporate Bonds	30.9	Preferred Stocks	.5
Asset-Backed	6.6	Options Purchased	.4
Commercial Mortgage-Baked	5.0	Residential Mortgage-Backed	.2
Short-Term/
Money Market Investments	1.8		120.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2013	($)

Financial Futures Short
U.S. Treasury 10 Year Notes	3	(379,688)	September 2013	5,953

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

June 30, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options:
3-Month USD LIBOR-BBA,
March 2015 @ $3.75
(premiums received $131,102)	4,260,000	[a]	(223,962)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

The Fund	17

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $34,236,451)—Note 1(c):
Unaffiliated issuers	94,456,667	94,989,793
Affiliated issuers	1,132,160	1,132,160
Cash		10,361
Dividends, interest and securities lending income receivable		556,632
Receivable for investment securities sold		224,743
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		1,816
Receivable for futures variation margin—Note 4		234
Prepaid expenses		31,317
		96,947,056
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		57,795
Payable for open mortgage dollar roll transactions—Note 4		16,729,616
Liability for securities on loan—Note 1(c)		236,600
Outstanding options written, at value (premiums received
$131,102)—See Statement of Options Written—Note 4		223,962
Payable for investment securities purchased		92,519
Payable for shares of Beneficial Interest redeemed		72,822
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		1,699
Accrued expenses		46,050
		17,461,063
Net Assets ($)		79,485,993
Composition of Net Assets ($):
Paid-in capital		80,531,096
Accumulated undistributed investment income—net		535,448
Accumulated net realized gain (loss) on investments		(2,026,887)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$5,953 net unrealized appreciation on financial futures)		446,336
Net Assets ($)		79,485,993

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	58,793,342	20,692,651
Shares Outstanding	4,954,672	1,750,717
Net Asset Value Per Share ($)	11.87	11.82

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	1,163,245
Dividends:
Unaffiliated issuers	15,625
Affiliated issuers	721
Income from securities lending—Note 1(c)	5,957
Total Income	1,185,548
Expenses:
Investment advisory fee—Note 3(a)	277,440
Prospectus and shareholders’ reports	57,189
Professional fees	29,714
Distribution fees—Note 3(b)	28,304
Custodian fees—Note 3(b)	8,765
Trustees’ fees and expenses—Note 3(c)	4,205
Shareholder servicing costs—Note 3(b)	974
Loan commitment fees—Note 2	754
Miscellaneous	16,277
Total Expenses	423,622
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	423,620
Investment Income—Net	761,928
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	760,874
Net realized gain (loss) on options transactions	15,988
Net realized gain (loss) on financial futures	55,713
Net realized gain (loss) on forward foreign currency exchange contracts	(50,769)
Net Realized Gain (Loss)	781,806
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(3,814,715)
Net unrealized appreciation (depreciation) on options transactions	(113,746)
Net unrealized appreciation (depreciation) on financial futures	(6,152)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contarcts	58,357
Net Unrealized Appreciation (Depreciation)	(3,876,256)
Net Realized and Unrealized Gain (Loss) on Investments	(3,094,450)
Net (Decrease) in Net Assets Resulting from Operations	(2,332,522)

See notes to financial statements.

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	761,928	1,616,493
Net realized gain (loss) on investments	781,806	3,993,877
Net unrealized appreciation
(depreciation) on investments	(3,876,256)	575,387
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,332,522)	6,185,757
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(864,168)	(2,025,424)
Service Shares	(286,517)	(713,196)
Total Dividends	(1,150,685)	(2,738,620)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,455,603	5,929,178
Service Shares	740,243	1,209,975
Dividends reinvested:
Initial Shares	864,168	2,025,424
Service Shares	286,517	713,196
Cost of shares redeemed:
Initial Shares	(8,207,185)	(13,285,000)
Service Shares	(3,799,767)	(5,257,666)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,660,421)	(8,664,893)
Total Increase (Decrease) in Net Assets	(11,143,628)	(5,217,756)
Net Assets ($):
Beginning of Period	90,629,621	95,847,377
End of Period	79,485,993	90,629,621
Undistributed investment income—net	535,448	924,205

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Initial Shares
Shares sold	200,157	486,185
Shares issued for dividends reinvested	70,331	167,228
Shares redeemed	(669,454)	(1,092,406)
Net Increase (Decrease) in Shares Outstanding	(398,966)	(438,993)
Service Shares
Shares sold	60,371	100,131
Shares issued for dividends reinvested	23,398	59,087
Shares redeemed	(310,677)	(434,976)
Net Increase (Decrease) in Shares Outstanding	(226,908)	(275,758)

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Initial Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.37		11.92	11.55	11.08	10.11	11.08
Investment Operations:
Investment income—net[a]	.11		.22	.29	.41	.48	.51
Net realized and unrealized
gain (loss) on investments	(.44)		.59	.51	.51	.99	(.96)
Total from Investment Operations	(.33)		.81	.80	.92	1.47	(.45)
Distributions:
Dividends from
investment income—net	(.17)		(.36)	(.43)	(.45)	(.50)	(.52)
Net asset value, end of period	11.87		12.37	11.92	11.55	11.08	10.11
Total Return (%)	(2.89)[b]		7.00	7.04	8.38	14.96	(4.18)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	[c]	.84	.79	.77	.75	.76
Ratio of net expenses
to average net assets	.93	[c]	.84	.79	.77	.75	.76
Ratio of net investment income
to average net assets	1.85	[c]	1.80	2.54	3.55	4.56	4.71
Portfolio Turnover Rate[d]	201.25	[b]	518.55	379.94	288.08	293.67	391.87
Net Assets, end of period
($ x 1,000)	58,793		66,251	69,072	105,205	105,816	100,396

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended, June 30, 2013,
December 31, 2012, 2011, 2010, 2009 and 2008 were 92.92%, 269.42%, 162.19%, 129.47%, 102.76%
and 142.10%, respectively.

See notes to financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.33		11.88	11.51	11.04	10.07	11.04
Investment Operations:
Investment income—net[a]	.10		.19	.26	.38	.45	.48
Net realized and unrealized
gain (loss) on investments	(.46)		.59	.51	.50	.99	(.96)
Total from Investment Operations	(.36)		.78	.77	.88	1.44	(.48)
Distributions:
Dividends from
investment income—net	(.15)		(.33)	(.40)	(.41)	(.47)	(.49)
Net asset value, end of period	11.82		12.33	11.88	11.51	11.04	10.07
Total Return (%)	(2.94)[b]		6.70	6.78	8.20	14.63	(4.46)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.18	[c]	1.09	1.04	1.02	1.00	1.01
Ratio of net expenses
to average net assets	1.18	[c]	1.09	1.04	1.02	1.00	1.01
Ratio of net investment income
to average net assets	1.60	[c]	1.55	2.22	3.29	4.33	4.46
Portfolio Turnover Rate[d]	201.25	[b]	518.55	379.94	288.08	293.67	391.87
Net Assets, end of period
($ x 1,000)	20,693		24,378	26,776	27,780	30,633	33,105

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended, June 30, 2013,
December 31, 2012, 2011, 2010, 2009 and 2008 were 92.92%, 269.42%, 162.19%, 129.47%, 102.76%
and 142.10%, respectively.

See notes to financial statements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Quality Bond Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	5,240,987	—	5,240,987
Commercial
Mortgage-Backed	—	3,997,644	—	3,997,644
Corporate Bonds†	—	24,507,427	—	24,507,427
Foreign Government	—	1,274,019	—	1,274,019
Municipal Bonds	—	665,951	—	665,951
Mutual Funds	1,132,160	—	—	1,132,160
Preferred Stocks†	—	421,457	—	421,457
Residential
Mortgage-Backed	—	128,512	—	128,512
U.S. Government
Agencies/
Mortgage-Backed	—	18,555,798	—	18,555,798
U.S. Treasury	—	39,924,012	—	39,924,012
Other Financial
Instruments:
Financial Futures††	5,953	—	—	5,953
Forward Foreign
Currency Exchange
Contracts††	—	1,816	—	1,816
Options Purchased	—	273,984	—	273,984
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,699)	—	(1,699)
Options Written	—	(223,962)	—	(223,962)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013,The Bank of New York Mellon earned $3,208 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2012 ($)	Purchases ($)	Sales ($)	6/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	538,151	28,036,039	27,678,630	895,560	1.1
Dreyfus
Institutional
Cash Advantage
Fund	255,200	7,312,290	7,330,890	236,600.3
Total	793,351	35,348,329	35,009,520	1,132,160	1.4

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On June 28, 2013, the Board declared a cash dividend of $.029 and $.027 per share for the Initial shares and Service shares, respectively, from undistributed investment income-net payable on July 1, 2013 (ex-dividend date) to shareholders of record as of the close of business on June 28, 2013.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $2,528,831 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $2,738,620. The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The

Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $28,304 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $207 for transfer agency services and $13 for cash management services. Cash management fees were partially offset by earnings credits of $2.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $8,765 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $8 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $43,267, Distribution Plan fees $4,328, custodian fees $5,480, Chief Compliance Officer fees $4,630 and transfer agency fees $90.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures and options transactions, during the period ended June 30, 2013, amounted to $210,782,589 and $223,273,094, respectively, of which $113,459,395 in purchases and $113,656,365 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	279,937	Interest rate risk[3]	(223,962)
Foreign exchange risk[4]	1,816	Foreign exchange risk[5]	(1,699)
Gross fair value of
derivatives contracts	281,753		(225,661)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]	Total
Interest rate	55,713	15,988	—	71,701
Foreign exchange	—	—	(50,769)	(50,769)
Total	55,713	15,988	(50,769)	20,932

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[9]	Transactions[10]	Contracts[11]	Total
Interest rate	(6,152)	(113,746)	—	(119,898)
Foreign exchange	—	—	58,357	58,357
Total	(6,152)	(113,746)	58,357	(61,541)

Statement of Operations location:

6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting agreements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At June 30, 2013 derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	273,984	(223,962)
Forward contracts	1,816	(1,699)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	275,800	(225,661)
Derivatives not subject to
MNA or similar agreements	1,816	(1,699)
Total gross amount of assets
and liabilities subject to MNA or
similar agreements	273,984	(223,962)

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of June 30, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA†
Gross Amount of
	Assets in the	Financial
	Statement of	Instruments
	Assets and	and Derivatives	Securities	Cash
Liabilities by the		Available for	Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	Offset ($) Received ($)[2] Received ($)[2] Exposure ($)
Deutsche Bank	273,984	(223,962)	—	—	50,022
Morgan Stanley
Capital Services	1,816	—	—	—	1,816
Total	275,800	(223,962)	—	—	51,838

†	See Statement of Investments for detailed information regarding collateral for open financial futures contracts.

Gross Amount of
	Liabilities in the	Financial
	Statement of	Instruments
	Assets and	and Derivatives	Securities	Cash
Liabilities by the		Available for	Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	Offset ($)	Pledged ($)[2]	Pledged ($)[2] Exposure ($)
Deutsche Bank	(223,962)	223,962	—	—	—
Royal Bank
of Scotland	(1,699)	—	—	—	(1,699)
Total	(225,661)	223,962	—	—	(1,699)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2013 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an investment.The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended June 30, 2013:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2012	—	—
Contracts written	4,368,000	208,511
Contracts terminated:
Contracts expired	108,000	77,409	—	77,409
Contracts Outstanding
June 30, 2013	4,260,000	131,102

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying finan-

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Euro,
Expiring
7/31/2013 [a]	210,000	275,083	273,384	(1,699)
Sales:		Proceeds ($)
Euro,
Expiring
7/31/2013 [b]	147,000	193,185	191,369	1,816
Gross Unrealized
Appreciation				1,816
Gross Unrealized
Depreciation				(1,699)

Counterparties:

a	Royal Bank of Scotland
b	Morgan Stanley Capital Services

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2013:

Average Market Value ($)
Interest rate financial futures	7,449,423
Interest rate options contracts	267,431
Forward contracts	5,464,232

At June 30, 2013, accumulated net unrealized appreciation on investments was $533,126, consisting of $1,639,946 gross unrealized appreciation and $1,106,820 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally above or at the Performance Group and Performance Universe medians for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a dis-

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

cussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	45

For More Information

Telephone 1-800-554-4611 or 516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 13, 2013

By: /s/James Windels
James Windels, Treasurer
Date:	August 13, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)